Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000013178
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class A
Trading Symbol	ETGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index, also weighed on Index-relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↑ An overweight position in the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined during the period

↑ An out-of-Index allocation to nonrated bonds helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,729	$10,010	$10,002
10/14	$9,782	$10,079	$10,065
11/14	$9,756	$10,096	$10,082
12/14	$9,832	$10,147	$10,128
1/15	$9,964	$10,327	$10,294
2/15	$9,914	$10,220	$10,196
3/15	$9,931	$10,250	$10,230
4/15	$9,891	$10,196	$10,181
5/15	$9,885	$10,168	$10,161
6/15	$9,854	$10,159	$10,158
7/15	$9,916	$10,232	$10,233
8/15	$9,942	$10,252	$10,260
9/15	$10,027	$10,327	$10,330
10/15	$10,053	$10,368	$10,360
11/15	$10,115	$10,409	$10,392
12/15	$10,200	$10,482	$10,447
1/16	$10,309	$10,607	$10,562
2/16	$10,286	$10,624	$10,579
3/16	$10,347	$10,658	$10,602
4/16	$10,433	$10,736	$10,669
5/16	$10,459	$10,765	$10,685
6/16	$10,628	$10,936	$10,835
7/16	$10,594	$10,943	$10,845
8/16	$10,632	$10,958	$10,865
9/16	$10,598	$10,903	$10,811
10/16	$10,490	$10,789	$10,722
11/16	$10,130	$10,386	$10,364
12/16	$10,240	$10,508	$10,474
1/17	$10,252	$10,577	$10,538
2/17	$10,314	$10,651	$10,603
3/17	$10,327	$10,674	$10,616
4/17	$10,401	$10,751	$10,683
5/17	$10,549	$10,922	$10,835
6/17	$10,514	$10,883	$10,797
7/17	$10,563	$10,971	$10,868
8/17	$10,652	$11,054	$10,939
9/17	$10,604	$10,998	$10,879
10/17	$10,568	$11,025	$10,903
11/17	$10,520	$10,966	$10,844
12/17	$10,608	$11,081	$10,940
1/18	$10,496	$10,950	$10,825
2/18	$10,471	$10,918	$10,807
3/18	$10,521	$10,958	$10,833
4/18	$10,497	$10,919	$10,798
5/18	$10,599	$11,044	$10,904
6/18	$10,601	$11,053	$10,920
7/18	$10,626	$11,080	$10,939
8/18	$10,650	$11,108	$10,957
9/18	$10,600	$11,037	$10,891
10/18	$10,536	$10,969	$10,836
11/18	$10,651	$11,090	$10,955
12/18	$10,766	$11,223	$11,072
1/19	$10,869	$11,308	$11,154
2/19	$10,907	$11,368	$11,209
3/19	$11,048	$11,548	$11,363
4/19	$11,059	$11,591	$11,402
5/19	$11,186	$11,751	$11,554
6/19	$11,234	$11,794	$11,602
7/19	$11,309	$11,889	$11,689
8/19	$11,461	$12,077	$11,859
9/19	$11,367	$11,980	$11,747
10/19	$11,377	$12,002	$11,774
11/19	$11,387	$12,032	$11,806
12/19	$11,422	$12,068	$11,845
1/20	$11,602	$12,285	$12,049
2/20	$11,729	$12,444	$12,206
3/20	$11,394	$11,992	$11,763
4/20	$11,256	$11,842	$11,651
5/20	$11,595	$12,219	$12,014
6/20	$11,656	$12,319	$12,134
7/20	$11,822	$12,527	$12,322
8/20	$11,762	$12,468	$12,290
9/20	$11,781	$12,470	$12,309
10/20	$11,746	$12,433	$12,280
11/20	$11,899	$12,621	$12,439
12/20	$11,957	$12,697	$12,483
1/21	$12,002	$12,778	$12,545
2/21	$11,830	$12,575	$12,356
3/21	$11,887	$12,653	$12,430
4/21	$11,972	$12,759	$12,513
5/21	$12,001	$12,797	$12,535
6/21	$12,016	$12,832	$12,557
7/21	$12,098	$12,939	$12,655
8/21	$12,059	$12,891	$12,615
9/21	$11,965	$12,798	$12,532
10/21	$11,952	$12,761	$12,487
11/21	$12,035	$12,869	$12,594
12/21	$12,050	$12,890	$12,608
1/22	$11,751	$12,537	$12,285
2/22	$11,686	$12,492	$12,243
3/22	$11,372	$12,087	$11,852
4/22	$11,101	$11,753	$11,549
5/22	$11,228	$11,928	$11,695
6/22	$11,081	$11,732	$11,526
7/22	$11,320	$12,042	$11,809
8/22	$11,090	$11,778	$11,553
9/22	$10,724	$11,326	$11,103
10/22	$10,661	$11,232	$10,995
11/22	$11,086	$11,757	$11,501
12/22	$11,107	$11,791	$11,516
1/23	$11,380	$12,130	$11,845
2/23	$11,153	$11,856	$11,582
3/23	$11,359	$12,119	$11,817
4/23	$11,356	$12,091	$11,818
5/23	$11,254	$11,986	$11,704
6/23	$11,336	$12,106	$11,812
7/23	$11,362	$12,154	$11,856
8/23	$11,246	$11,979	$11,711
9/23	$10,933	$11,628	$11,378
10/23	$10,776	$11,529	$11,298
11/23	$11,446	$12,261	$11,981
12/23	$11,731	$12,546	$12,255
1/24	$11,716	$12,482	$12,184
2/24	$11,702	$12,498	$12,209
3/24	$11,702	$12,497	$12,231
4/24	$11,588	$12,343	$12,099
5/24	$11,574	$12,307	$12,073
6/24	$11,748	$12,495	$12,246
7/24	$11,836	$12,609	$12,385
8/24	$11,894	$12,708	$12,475

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.77%	0.74%	2.09%
Class A with 3.25% Maximum Sales Charge	2.28%	0.09%	1.75%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Georgia Municipal Bond Index	6.52%	1.02%	2.23%

AssetsNet	$ 122,460,706
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 390,911
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$122,460,706
# of Portfolio Holdings	96
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$390,911

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.5%
Lease Rev./Cert. of Participation	3.8%
Other Revenue	4.7%
Housing	4.8%
Industrial Development Revenue	6.0%
Special Tax Revenue	7.2%
Electric Utilities	7.6%
Education	7.7%
Transportation	9.0%
Hospital	14.7%
General Obligations	15.3%
Water and Sewer	17.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013180
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class C
Trading Symbol	ECGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.46%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index, also weighed on Index-relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↑ An overweight position in the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined during the period

↑ An out-of-Index allocation to nonrated bonds helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,059	$10,010	$10,002
10/14	$10,106	$10,079	$10,065
11/14	$10,077	$10,096	$10,082
12/14	$10,146	$10,147	$10,128
1/15	$10,269	$10,327	$10,294
2/15	$10,216	$10,220	$10,196
3/15	$10,228	$10,250	$10,230
4/15	$10,185	$10,196	$10,181
5/15	$10,175	$10,168	$10,161
6/15	$10,129	$10,159	$10,158
7/15	$10,185	$10,232	$10,233
8/15	$10,205	$10,252	$10,260
9/15	$10,282	$10,327	$10,330
10/15	$10,313	$10,368	$10,360
11/15	$10,357	$10,409	$10,392
12/15	$10,445	$10,482	$10,447
1/16	$10,555	$10,607	$10,562
2/16	$10,529	$10,624	$10,579
3/16	$10,583	$10,658	$10,602
4/16	$10,659	$10,736	$10,669
5/16	$10,668	$10,765	$10,685
6/16	$10,836	$10,936	$10,835
7/16	$10,810	$10,943	$10,845
8/16	$10,841	$10,958	$10,865
9/16	$10,792	$10,903	$10,811
10/16	$10,684	$10,789	$10,722
11/16	$10,302	$10,386	$10,364
12/16	$10,413	$10,508	$10,474
1/17	$10,419	$10,577	$10,538
2/17	$10,474	$10,651	$10,603
3/17	$10,481	$10,674	$10,616
4/17	$10,559	$10,751	$10,683
5/17	$10,694	$10,922	$10,835
6/17	$10,655	$10,883	$10,797
7/17	$10,697	$10,971	$10,868
8/17	$10,776	$11,054	$10,939
9/17	$10,714	$10,998	$10,879
10/17	$10,686	$11,025	$10,903
11/17	$10,612	$10,966	$10,844
12/17	$10,702	$11,081	$10,940
1/18	$10,591	$10,950	$10,825
2/18	$10,552	$10,918	$10,807
3/18	$10,594	$10,958	$10,833
4/18	$10,555	$10,919	$10,798
5/18	$10,658	$11,044	$10,904
6/18	$10,654	$11,053	$10,920
7/18	$10,684	$11,080	$10,939
8/18	$10,691	$11,108	$10,957
9/18	$10,638	$11,037	$10,891
10/18	$10,561	$10,969	$10,836
11/18	$10,665	$11,090	$10,955
12/18	$10,791	$11,223	$11,072
1/19	$10,870	$11,308	$11,154
2/19	$10,913	$11,368	$11,209
3/19	$11,039	$11,548	$11,363
4/19	$11,057	$11,591	$11,402
5/19	$11,170	$11,751	$11,554
6/19	$11,210	$11,794	$11,602
7/19	$11,274	$11,889	$11,689
8/19	$11,422	$12,077	$11,859
9/19	$11,328	$11,980	$11,747
10/19	$11,320	$12,002	$11,774
11/19	$11,324	$12,032	$11,806
12/19	$11,351	$12,068	$11,845
1/20	$11,524	$12,285	$12,049
2/20	$11,637	$12,444	$12,206
3/20	$11,308	$11,992	$11,763
4/20	$11,162	$11,842	$11,651
5/20	$11,495	$12,219	$12,014
6/20	$11,545	$12,319	$12,134
7/20	$11,693	$12,527	$12,322
8/20	$11,631	$12,468	$12,290
9/20	$11,643	$12,470	$12,309
10/20	$11,605	$12,433	$12,280
11/20	$11,753	$12,621	$12,439
12/20	$11,800	$12,697	$12,483
1/21	$11,834	$12,778	$12,545
2/21	$11,658	$12,575	$12,356
3/21	$11,704	$12,653	$12,430
4/21	$11,788	$12,759	$12,513
5/21	$11,797	$12,797	$12,535
6/21	$11,816	$12,832	$12,557
7/21	$11,885	$12,939	$12,655
8/21	$11,842	$12,891	$12,615
9/21	$11,750	$12,798	$12,532
10/21	$11,719	$12,761	$12,487
11/21	$11,801	$12,869	$12,594
12/21	$11,796	$12,890	$12,608
1/22	$11,491	$12,537	$12,285
2/22	$11,425	$12,492	$12,243
3/22	$11,120	$12,087	$11,852
4/22	$10,841	$11,753	$11,549
5/22	$10,964	$11,928	$11,695
6/22	$10,812	$11,732	$11,526
7/22	$11,037	$12,042	$11,809
8/22	$10,809	$11,778	$11,553
9/22	$10,444	$11,326	$11,103
10/22	$10,369	$11,232	$10,995
11/22	$10,789	$11,757	$11,501
12/22	$10,790	$11,791	$11,516
1/23	$11,057	$12,130	$11,845
2/23	$10,821	$11,856	$11,582
3/23	$11,016	$12,119	$11,817
4/23	$11,020	$12,091	$11,818
5/23	$10,910	$11,986	$11,704
6/23	$10,979	$12,106	$11,812
7/23	$10,997	$12,154	$11,856
8/23	$10,874	$11,979	$11,711
9/23	$10,573	$11,628	$11,378
10/23	$10,413	$11,529	$11,298
11/23	$11,052	$12,261	$11,981
12/23	$11,317	$12,546	$12,255
1/24	$11,298	$12,482	$12,184
2/24	$11,281	$12,498	$12,209
3/24	$11,276	$12,497	$12,231
4/24	$11,154	$12,343	$12,099
5/24	$11,136	$12,307	$12,073
6/24	$11,289	$12,495	$12,246
7/24	$11,375	$12,609	$12,385
8/24	$11,593	$12,708	$12,475

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	4.92%	(0.02)%	1.49%
Class C with 1% Maximum Deferred Sales Charge	3.92%	(0.02)%	1.49%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Georgia Municipal Bond Index	6.52%	1.02%	2.23%

AssetsNet	$ 122,460,706
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 390,911
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$122,460,706
# of Portfolio Holdings	96
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$390,911

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.5%
Lease Rev./Cert. of Participation	3.8%
Other Revenue	4.7%
Housing	4.8%
Industrial Development Revenue	6.0%
Special Tax Revenue	7.2%
Electric Utilities	7.6%
Education	7.7%
Transportation	9.0%
Hospital	14.7%
General Obligations	15.3%
Water and Sewer	17.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063956
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class I
Trading Symbol	EIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index, also weighed on Index-relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↑ An overweight position in the health care sector, which outperformed the Index during the period, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined during the period

↑ An out-of-Index allocation to nonrated bonds helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,005,692	$1,001,017	$1,000,177
10/14	$1,011,392	$1,007,880	$1,006,476
11/14	$1,008,914	$1,009,624	$1,008,180
12/14	$1,018,088	$1,014,718	$1,012,821
1/15	$1,030,731	$1,032,703	$1,029,380
2/15	$1,025,718	$1,022,050	$1,019,560
3/15	$1,027,690	$1,025,002	$1,022,954
4/15	$1,024,870	$1,019,624	$1,018,125
5/15	$1,024,417	$1,016,807	$1,016,104
6/15	$1,021,390	$1,015,880	$1,015,754
7/15	$1,028,033	$1,023,239	$1,023,334
8/15	$1,029,666	$1,025,248	$1,025,974
9/15	$1,038,611	$1,032,675	$1,033,024
10/15	$1,041,517	$1,036,780	$1,036,034
11/15	$1,048,115	$1,040,903	$1,039,160
12/15	$1,057,098	$1,048,216	$1,044,731
1/16	$1,069,724	$1,060,723	$1,056,217
2/16	$1,067,571	$1,062,391	$1,057,874
3/16	$1,074,096	$1,065,756	$1,060,207
4/16	$1,083,111	$1,073,593	$1,066,918
5/16	$1,084,766	$1,076,497	$1,068,544
6/16	$1,102,448	$1,093,622	$1,083,519
7/16	$1,100,356	$1,094,290	$1,084,499
8/16	$1,104,514	$1,095,766	$1,086,470
9/16	$1,099,889	$1,090,297	$1,081,102
10/16	$1,090,195	$1,078,859	$1,072,225
11/16	$1,051,828	$1,038,623	$1,036,430
12/16	$1,063,394	$1,050,816	$1,047,389
1/17	$1,066,107	$1,057,744	$1,053,766
2/17	$1,071,397	$1,065,088	$1,060,317
3/17	$1,074,229	$1,067,401	$1,061,555
4/17	$1,082,143	$1,075,146	$1,068,266
5/17	$1,096,403	$1,092,209	$1,083,533
6/17	$1,094,163	$1,088,292	$1,079,725
7/17	$1,099,489	$1,097,097	$1,086,796
8/17	$1,107,651	$1,105,446	$1,093,852
9/17	$1,102,851	$1,099,825	$1,087,902
10/17	$1,100,571	$1,102,510	$1,090,260
11/17	$1,094,459	$1,096,607	$1,084,404
12/17	$1,103,812	$1,108,068	$1,093,958
1/18	$1,093,683	$1,095,023	$1,082,518
2/18	$1,091,257	$1,091,751	$1,080,702
3/18	$1,095,418	$1,095,781	$1,083,254
4/18	$1,093,118	$1,091,870	$1,079,757
5/18	$1,103,864	$1,104,374	$1,090,436
6/18	$1,105,536	$1,105,316	$1,092,020
7/18	$1,108,326	$1,107,998	$1,093,866
8/18	$1,111,113	$1,110,844	$1,095,687
9/18	$1,104,699	$1,103,652	$1,089,146
10/18	$1,098,253	$1,096,856	$1,083,624
11/18	$1,110,466	$1,108,996	$1,095,471
12/18	$1,123,914	$1,122,274	$1,107,194
1/19	$1,133,438	$1,130,758	$1,115,441
2/19	$1,138,960	$1,136,812	$1,120,918
3/19	$1,152,429	$1,154,783	$1,136,285
4/19	$1,155,158	$1,159,123	$1,140,217
5/19	$1,168,554	$1,175,103	$1,155,365
6/19	$1,172,477	$1,179,442	$1,160,154
7/19	$1,180,477	$1,188,947	$1,168,890
8/19	$1,197,853	$1,207,701	$1,185,940
9/19	$1,188,227	$1,198,020	$1,174,713
10/19	$1,188,126	$1,200,167	$1,177,447
11/19	$1,189,391	$1,203,169	$1,180,612
12/19	$1,193,279	$1,206,842	$1,184,520
1/20	$1,212,240	$1,228,525	$1,204,853
2/20	$1,225,680	$1,244,367	$1,220,579
3/20	$1,192,298	$1,199,230	$1,176,257
4/20	$1,176,711	$1,184,180	$1,165,066
5/20	$1,213,677	$1,221,850	$1,201,434
6/20	$1,218,807	$1,231,906	$1,213,391
7/20	$1,236,366	$1,252,655	$1,232,219
8/20	$1,230,295	$1,246,777	$1,228,969
9/20	$1,232,545	$1,247,042	$1,230,853
10/20	$1,230,523	$1,243,296	$1,227,983
11/20	$1,245,333	$1,262,058	$1,243,852
12/20	$1,251,608	$1,269,746	$1,248,279
1/21	$1,256,458	$1,277,837	$1,254,512
2/21	$1,238,747	$1,257,534	$1,235,590
3/21	$1,244,858	$1,265,290	$1,242,971
4/21	$1,253,928	$1,275,903	$1,251,337
5/21	$1,257,273	$1,279,709	$1,253,505
6/21	$1,258,997	$1,283,223	$1,255,692
7/21	$1,267,821	$1,293,866	$1,265,514
8/21	$1,265,306	$1,289,118	$1,261,453
9/21	$1,255,712	$1,279,814	$1,253,173
10/21	$1,253,173	$1,276,072	$1,248,734
11/21	$1,263,517	$1,286,935	$1,259,428
12/21	$1,263,878	$1,289,012	$1,260,803
1/22	$1,232,769	$1,253,728	$1,228,455
2/22	$1,226,119	$1,249,236	$1,224,324
3/22	$1,193,506	$1,208,739	$1,185,221
4/22	$1,165,329	$1,175,306	$1,154,927
5/22	$1,178,838	$1,192,765	$1,169,501
6/22	$1,163,682	$1,173,230	$1,152,554
7/22	$1,188,899	$1,204,229	$1,180,860
8/22	$1,165,005	$1,177,836	$1,155,278
9/22	$1,126,795	$1,132,630	$1,110,341
10/22	$1,120,432	$1,123,211	$1,099,504
11/22	$1,166,584	$1,175,747	$1,150,050
12/22	$1,167,547	$1,179,113	$1,151,615
1/23	$1,197,843	$1,212,983	$1,184,520
2/23	$1,172,787	$1,185,555	$1,158,207
3/23	$1,194,597	$1,211,860	$1,181,722
4/23	$1,195,916	$1,209,092	$1,181,848
5/23	$1,183,968	$1,198,614	$1,170,427
6/23	$1,192,803	$1,210,621	$1,181,196
7/23	$1,195,712	$1,215,410	$1,185,601
8/23	$1,183,796	$1,197,913	$1,171,129
9/23	$1,151,106	$1,162,804	$1,137,786
10/23	$1,134,798	$1,152,908	$1,129,814
11/23	$1,205,357	$1,226,096	$1,198,080
12/23	$1,235,559	$1,254,593	$1,225,505
1/24	$1,234,207	$1,248,186	$1,218,391
2/24	$1,234,446	$1,249,789	$1,220,927
3/24	$1,234,673	$1,249,749	$1,223,117
4/24	$1,221,311	$1,234,271	$1,209,935
5/24	$1,221,560	$1,230,651	$1,207,314
6/24	$1,238,638	$1,249,514	$1,224,586
7/24	$1,248,090	$1,260,903	$1,238,469
8/24	$1,254,395	$1,270,847	$1,247,529

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	5.97%	0.93%	2.29%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Georgia Municipal Bond Index	6.52%	1.02%	2.23%

AssetsNet	$ 122,460,706
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 390,911
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$122,460,706
# of Portfolio Holdings	96
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$390,911

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.5%
Lease Rev./Cert. of Participation	3.8%
Other Revenue	4.7%
Housing	4.8%
Industrial Development Revenue	6.0%
Special Tax Revenue	7.2%
Electric Utilities	7.6%
Education	7.7%
Transportation	9.0%
Hospital	14.7%
General Obligations	15.3%
Water and Sewer	17.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013104
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An overweight position in bonds with 17+ years remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ Security selections in BBB-rated bonds detracted from Fund performance versus the Index during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,692	$10,010	$9,997
10/14	$9,752	$10,079	$10,052
11/14	$9,749	$10,096	$10,071
12/14	$9,788	$10,147	$10,101
1/15	$9,923	$10,327	$10,256
2/15	$9,855	$10,220	$10,164
3/15	$9,872	$10,250	$10,191
4/15	$9,835	$10,196	$10,143
5/15	$9,808	$10,168	$10,123
6/15	$9,804	$10,159	$10,119
7/15	$9,842	$10,232	$10,184
8/15	$9,880	$10,252	$10,207
9/15	$9,919	$10,327	$10,278
10/15	$9,957	$10,368	$10,312
11/15	$9,996	$10,409	$10,331
12/15	$10,066	$10,482	$10,383
1/16	$10,149	$10,607	$10,505
2/16	$10,142	$10,624	$10,528
3/16	$10,182	$10,658	$10,542
4/16	$10,252	$10,736	$10,602
5/16	$10,264	$10,765	$10,611
6/16	$10,377	$10,936	$10,753
7/16	$10,368	$10,943	$10,765
8/16	$10,394	$10,958	$10,781
9/16	$10,362	$10,903	$10,736
10/16	$10,296	$10,789	$10,653
11/16	$10,013	$10,386	$10,326
12/16	$10,097	$10,508	$10,423
1/17	$10,145	$10,577	$10,488
2/17	$10,195	$10,651	$10,557
3/17	$10,210	$10,674	$10,570
4/17	$10,260	$10,751	$10,645
5/17	$10,382	$10,922	$10,779
6/17	$10,351	$10,883	$10,744
7/17	$10,410	$10,971	$10,816
8/17	$10,469	$11,054	$10,880
9/17	$10,423	$10,998	$10,814
10/17	$10,423	$11,025	$10,832
11/17	$10,378	$10,966	$10,762
12/17	$10,462	$11,081	$10,863
1/18	$10,356	$10,950	$10,744
2/18	$10,332	$10,918	$10,718
3/18	$10,368	$10,958	$10,746
4/18	$10,333	$10,919	$10,705
5/18	$10,429	$11,044	$10,819
6/18	$10,431	$11,053	$10,827
7/18	$10,466	$11,080	$10,851
8/18	$10,467	$11,108	$10,867
9/18	$10,407	$11,037	$10,805
10/18	$10,346	$10,969	$10,743
11/18	$10,443	$11,090	$10,872
12/18	$10,539	$11,223	$11,007
1/19	$10,600	$11,308	$11,095
2/19	$10,649	$11,368	$11,144
3/19	$10,808	$11,548	$11,286
4/19	$10,832	$11,591	$11,313
5/19	$10,954	$11,751	$11,449
6/19	$10,990	$11,794	$11,483
7/19	$11,074	$11,889	$11,581
8/19	$11,244	$12,077	$11,741
9/19	$11,169	$11,980	$11,636
10/19	$11,165	$12,002	$11,672
11/19	$11,185	$12,032	$11,697
12/19	$11,206	$12,068	$11,733
1/20	$11,389	$12,285	$11,925
2/20	$11,535	$12,444	$12,049
3/20	$11,131	$11,992	$11,782
4/20	$10,826	$11,842	$11,680
5/20	$11,188	$12,219	$12,055
6/20	$11,299	$12,319	$12,067
7/20	$11,485	$12,527	$12,245
8/20	$11,430	$12,468	$12,174
9/20	$11,438	$12,470	$12,184
10/20	$11,406	$12,433	$12,139
11/20	$11,592	$12,621	$12,299
12/20	$11,674	$12,697	$12,335
1/21	$11,757	$12,778	$12,377
2/21	$11,583	$12,575	$12,191
3/21	$11,613	$12,653	$12,233
4/21	$11,706	$12,759	$12,331
5/21	$11,772	$12,797	$12,357
6/21	$11,800	$12,832	$12,371
7/21	$11,905	$12,939	$12,473
8/21	$11,869	$12,891	$12,426
9/21	$11,768	$12,798	$12,319
10/21	$11,744	$12,761	$12,296
11/21	$11,850	$12,869	$12,395
12/21	$11,852	$12,890	$12,411
1/22	$11,581	$12,537	$12,069
2/22	$11,533	$12,492	$12,044
3/22	$11,171	$12,087	$11,671
4/22	$10,849	$11,753	$11,373
5/22	$10,997	$11,928	$11,538
6/22	$10,795	$11,732	$11,385
7/22	$11,075	$12,042	$11,674
8/22	$10,817	$11,778	$11,427
9/22	$10,403	$11,326	$10,991
10/22	$10,330	$11,232	$10,918
11/22	$10,799	$11,757	$11,387
12/22	$10,780	$11,791	$11,428
1/23	$11,107	$12,130	$11,729
2/23	$10,838	$11,856	$11,466
3/23	$11,073	$12,119	$11,724
4/23	$11,056	$12,091	$11,690
5/23	$10,960	$11,986	$11,563
6/23	$11,052	$12,106	$11,665
7/23	$11,090	$12,154	$11,706
8/23	$10,972	$11,979	$11,539
9/23	$10,639	$11,628	$11,182
10/23	$10,492	$11,529	$11,101
11/23	$11,158	$12,261	$11,781
12/23	$11,472	$12,546	$12,036
1/24	$11,459	$12,482	$11,955
2/24	$11,461	$12,498	$11,972
3/24	$11,462	$12,497	$11,973
4/24	$11,341	$12,343	$11,819
5/24	$11,329	$12,307	$11,773
6/24	$11,510	$12,495	$11,943
7/24	$11,595	$12,609	$12,051
8/24	$11,662	$12,708	$12,157

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	6.34%	0.74%	1.89%
Class A with 3.25% Maximum Sales Charge	2.92%	0.09%	1.55%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Maryland Municipal Bond Index	5.36%	0.70%	1.97%

AssetsNet	$ 84,537,545
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 244,106
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$84,537,545
# of Portfolio Holdings	87
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$244,106

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.4%
Senior Living/Life Care	3.5%
Lease Rev./Cert. of Participation	4.7%
Education	8.0%
Special Tax Revenue	10.4%
Transportation	11.8%
Housing	15.0%
Hospital	18.1%
General Obligations	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013106
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.48%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ Security selections in BBB-rated bonds detracted from Fund performance versus the Index during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An overweight position in bonds with 17+ years remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,013	$10,010	$9,997
10/14	$10,066	$10,079	$10,052
11/14	$10,059	$10,096	$10,071
12/14	$10,092	$10,147	$10,101
1/15	$10,226	$10,327	$10,256
2/15	$10,137	$10,220	$10,164
3/15	$10,149	$10,250	$10,191
4/15	$10,111	$10,196	$10,143
5/15	$10,071	$10,168	$10,123
6/15	$10,073	$10,159	$10,119
7/15	$10,105	$10,232	$10,184
8/15	$10,137	$10,252	$10,207
9/15	$10,159	$10,327	$10,278
10/15	$10,191	$10,368	$10,312
11/15	$10,234	$10,409	$10,331
12/15	$10,296	$10,482	$10,383
1/16	$10,380	$10,607	$10,505
2/16	$10,359	$10,624	$10,528
3/16	$10,392	$10,658	$10,542
4/16	$10,465	$10,736	$10,602
5/16	$10,463	$10,765	$10,611
6/16	$10,586	$10,936	$10,753
7/16	$10,563	$10,943	$10,765
8/16	$10,583	$10,958	$10,781
9/16	$10,538	$10,903	$10,736
10/16	$10,472	$10,789	$10,653
11/16	$10,183	$10,386	$10,326
12/16	$10,256	$10,508	$10,423
1/17	$10,297	$10,577	$10,488
2/17	$10,339	$10,651	$10,557
3/17	$10,349	$10,674	$10,570
4/17	$10,392	$10,751	$10,645
5/17	$10,511	$10,922	$10,779
6/17	$10,467	$10,883	$10,744
7/17	$10,528	$10,971	$10,816
8/17	$10,579	$11,054	$10,880
9/17	$10,531	$10,998	$10,814
10/17	$10,516	$11,025	$10,832
11/17	$10,458	$10,966	$10,762
12/17	$10,543	$11,081	$10,863
1/18	$10,440	$10,950	$10,744
2/18	$10,392	$10,918	$10,718
3/18	$10,432	$10,958	$10,746
4/18	$10,384	$10,919	$10,705
5/18	$10,479	$11,044	$10,819
6/18	$10,476	$11,053	$10,827
7/18	$10,504	$11,080	$10,851
8/18	$10,501	$11,108	$10,867
9/18	$10,430	$11,037	$10,805
10/18	$10,358	$10,969	$10,743
11/18	$10,454	$11,090	$10,872
12/18	$10,548	$11,223	$11,007
1/19	$10,599	$11,308	$11,095
2/19	$10,640	$11,368	$11,144
3/19	$10,792	$11,548	$11,286
4/19	$10,810	$11,591	$11,313
5/19	$10,928	$11,751	$11,449
6/19	$10,956	$11,794	$11,483
7/19	$11,038	$11,889	$11,581
8/19	$11,189	$12,077	$11,741
9/19	$11,115	$11,980	$11,636
10/19	$11,106	$12,002	$11,672
11/19	$11,108	$12,032	$11,697
12/19	$11,121	$12,068	$11,733
1/20	$11,294	$12,285	$11,925
2/20	$11,444	$12,444	$12,049
3/20	$11,026	$11,992	$11,782
4/20	$10,722	$11,842	$11,680
5/20	$11,068	$12,219	$12,055
6/20	$11,176	$12,319	$12,067
7/20	$11,350	$12,527	$12,245
8/20	$11,294	$12,468	$12,174
9/20	$11,296	$12,470	$12,184
10/20	$11,262	$12,433	$12,139
11/20	$11,424	$12,621	$12,299
12/20	$11,505	$12,697	$12,335
1/21	$11,573	$12,778	$12,377
2/21	$11,400	$12,575	$12,191
3/21	$11,421	$12,653	$12,233
4/21	$11,511	$12,759	$12,331
5/21	$11,564	$12,797	$12,357
6/21	$11,595	$12,832	$12,371
7/21	$11,684	$12,939	$12,473
8/21	$11,633	$12,891	$12,426
9/21	$11,537	$12,798	$12,319
10/21	$11,509	$12,761	$12,296
11/21	$11,599	$12,869	$12,395
12/21	$11,594	$12,890	$12,411
1/22	$11,322	$12,537	$12,069
2/22	$11,262	$12,492	$12,044
3/22	$10,909	$12,087	$11,671
4/22	$10,592	$11,753	$11,373
5/22	$10,719	$11,928	$11,538
6/22	$10,510	$11,732	$11,385
7/22	$10,790	$12,042	$11,674
8/22	$10,531	$11,778	$11,427
9/22	$10,110	$11,326	$10,991
10/22	$10,040	$11,232	$10,918
11/22	$10,501	$11,757	$11,387
12/22	$10,467	$11,791	$11,428
1/23	$10,776	$12,130	$11,729
2/23	$10,509	$11,856	$11,466
3/23	$10,724	$12,119	$11,724
4/23	$10,705	$12,091	$11,690
5/23	$10,614	$11,986	$11,563
6/23	$10,692	$12,106	$11,665
7/23	$10,708	$12,154	$11,706
8/23	$10,599	$11,979	$11,539
9/23	$10,277	$11,628	$11,182
10/23	$10,119	$11,529	$11,101
11/23	$10,763	$12,261	$11,781
12/23	$11,048	$12,546	$12,036
1/24	$11,045	$12,482	$11,955
2/24	$11,030	$12,498	$11,972
3/24	$11,026	$12,497	$11,973
4/24	$10,890	$12,343	$11,819
5/24	$10,875	$12,307	$11,773
6/24	$11,043	$12,495	$11,943
7/24	$11,125	$12,609	$12,051
8/24	$11,358	$12,708	$12,157

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	5.51%	(0.01)%	1.28%
Class C with 1% Maximum Deferred Sales Charge	4.51%	(0.01)%	1.28%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Maryland Municipal Bond Index	5.36%	0.70%	1.97%

AssetsNet	$ 84,537,545
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 244,106
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$84,537,545
# of Portfolio Holdings	87
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$244,106

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.4%
Senior Living/Life Care	3.5%
Lease Rev./Cert. of Participation	4.7%
Education	8.0%
Special Tax Revenue	10.4%
Transportation	11.8%
Housing	15.0%
Hospital	18.1%
General Obligations	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063947
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An overweight position in bonds with 17+ years remaining to maturity helped returns as longer-maturity bonds outperformed shorter-maturity bonds

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ Security selections in BBB-rated bonds detracted from Fund performance versus the Index during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,001,960	$1,001,017	$999,750
10/14	$1,008,317	$1,007,880	$1,005,167
11/14	$1,008,132	$1,009,624	$1,007,082
12/14	$1,012,356	$1,014,718	$1,010,089
1/15	$1,026,509	$1,032,703	$1,025,621
2/15	$1,019,574	$1,022,050	$1,016,394
3/15	$1,021,537	$1,025,002	$1,019,060
4/15	$1,017,928	$1,019,624	$1,014,310
5/15	$1,015,332	$1,016,807	$1,012,322
6/15	$1,015,015	$1,015,880	$1,011,910
7/15	$1,019,152	$1,023,239	$1,018,363
8/15	$1,023,240	$1,025,248	$1,020,687
9/15	$1,027,442	$1,032,675	$1,027,782
10/15	$1,031,580	$1,036,780	$1,031,223
11/15	$1,035,754	$1,040,903	$1,033,129
12/15	$1,043,191	$1,048,216	$1,038,261
1/16	$1,051,934	$1,060,723	$1,050,504
2/16	$1,051,436	$1,062,391	$1,052,819
3/16	$1,055,665	$1,065,756	$1,054,153
4/16	$1,063,141	$1,073,593	$1,060,163
5/16	$1,064,521	$1,076,497	$1,061,077
6/16	$1,076,409	$1,093,622	$1,075,323
7/16	$1,075,694	$1,094,290	$1,076,508
8/16	$1,078,552	$1,095,766	$1,078,096
9/16	$1,075,430	$1,090,297	$1,073,649
10/16	$1,068,768	$1,078,859	$1,065,334
11/16	$1,039,697	$1,038,623	$1,032,639
12/16	$1,048,486	$1,050,816	$1,042,299
1/17	$1,053,732	$1,057,744	$1,048,775
2/17	$1,059,059	$1,065,088	$1,055,701
3/17	$1,060,814	$1,067,401	$1,056,978
4/17	$1,066,200	$1,075,146	$1,064,538
5/17	$1,078,948	$1,092,209	$1,077,906
6/17	$1,075,953	$1,088,292	$1,074,437
7/17	$1,082,275	$1,097,097	$1,081,562
8/17	$1,088,576	$1,105,446	$1,088,039
9/17	$1,083,988	$1,099,825	$1,081,398
10/17	$1,084,220	$1,102,510	$1,083,185
11/17	$1,079,656	$1,096,607	$1,076,192
12/17	$1,088,577	$1,108,068	$1,086,315
1/18	$1,077,793	$1,095,023	$1,074,422
2/18	$1,075,444	$1,091,751	$1,071,768
3/18	$1,079,373	$1,095,781	$1,074,591
4/18	$1,075,920	$1,091,870	$1,070,503
5/18	$1,086,100	$1,104,374	$1,081,899
6/18	$1,086,454	$1,105,316	$1,082,712
7/18	$1,090,366	$1,107,998	$1,085,099
8/18	$1,090,653	$1,110,844	$1,086,705
9/18	$1,084,586	$1,103,652	$1,080,530
10/18	$1,078,419	$1,096,856	$1,074,273
11/18	$1,087,433	$1,108,996	$1,087,181
12/18	$1,098,876	$1,122,274	$1,100,672
1/19	$1,105,362	$1,130,758	$1,109,532
2/19	$1,110,645	$1,136,812	$1,114,359
3/19	$1,127,403	$1,154,783	$1,128,613
4/19	$1,130,148	$1,159,123	$1,131,266
5/19	$1,143,032	$1,175,103	$1,144,868
6/19	$1,146,961	$1,179,442	$1,148,275
7/19	$1,155,864	$1,188,947	$1,158,116
8/19	$1,173,862	$1,207,701	$1,174,130
9/19	$1,166,196	$1,198,020	$1,163,610
10/19	$1,166,000	$1,200,167	$1,167,200
11/19	$1,166,999	$1,203,169	$1,169,719
12/19	$1,169,341	$1,206,842	$1,173,275
1/20	$1,189,890	$1,228,525	$1,192,461
2/20	$1,205,327	$1,244,367	$1,204,944
3/20	$1,163,385	$1,199,230	$1,178,216
4/20	$1,131,843	$1,184,180	$1,168,039
5/20	$1,169,777	$1,221,850	$1,205,505
6/20	$1,181,567	$1,231,906	$1,206,749
7/20	$1,201,104	$1,252,655	$1,224,500
8/20	$1,195,562	$1,246,777	$1,217,368
9/20	$1,196,589	$1,247,042	$1,218,437
10/20	$1,193,531	$1,243,296	$1,213,863
11/20	$1,211,744	$1,262,058	$1,229,946
12/20	$1,221,919	$1,269,746	$1,233,513
1/21	$1,229,399	$1,277,837	$1,237,742
2/21	$1,212,844	$1,257,534	$1,219,058
3/21	$1,216,149	$1,265,290	$1,223,275
4/21	$1,226,075	$1,275,903	$1,233,055
5/21	$1,233,223	$1,279,709	$1,235,650
6/21	$1,236,376	$1,283,223	$1,237,068
7/21	$1,247,560	$1,293,866	$1,247,288
8/21	$1,243,933	$1,289,118	$1,242,580
9/21	$1,233,603	$1,279,814	$1,231,942
10/21	$1,231,340	$1,276,072	$1,229,603
11/21	$1,242,652	$1,286,935	$1,239,475
12/21	$1,243,033	$1,289,012	$1,241,122
1/22	$1,214,909	$1,253,728	$1,206,941
2/22	$1,208,712	$1,249,236	$1,204,434
3/22	$1,172,371	$1,208,739	$1,167,085
4/22	$1,138,859	$1,175,306	$1,137,281
5/22	$1,153,222	$1,192,765	$1,153,847
6/22	$1,132,191	$1,173,230	$1,138,515
7/22	$1,163,075	$1,204,229	$1,167,404
8/22	$1,136,266	$1,177,836	$1,142,702
9/22	$1,091,682	$1,132,630	$1,099,110
10/22	$1,084,280	$1,123,211	$1,091,769
11/22	$1,135,026	$1,175,747	$1,138,677
12/22	$1,133,232	$1,179,113	$1,142,846
1/23	$1,167,625	$1,212,983	$1,172,857
2/23	$1,139,605	$1,185,555	$1,146,559
3/23	$1,163,065	$1,211,860	$1,172,428
4/23	$1,162,941	$1,209,092	$1,168,959
5/23	$1,153,001	$1,198,614	$1,156,274
6/23	$1,162,866	$1,210,621	$1,166,516
7/23	$1,165,640	$1,215,410	$1,170,627
8/23	$1,153,441	$1,197,913	$1,153,868
9/23	$1,120,106	$1,162,804	$1,118,249
10/23	$1,103,457	$1,152,908	$1,110,086
11/23	$1,175,000	$1,226,096	$1,178,064
12/23	$1,208,198	$1,254,593	$1,203,596
1/24	$1,207,098	$1,248,186	$1,195,461
2/24	$1,207,452	$1,249,789	$1,197,192
3/24	$1,207,816	$1,249,749	$1,197,292
4/24	$1,193,796	$1,234,271	$1,181,854
5/24	$1,192,747	$1,230,651	$1,177,313
6/24	$1,213,501	$1,249,514	$1,194,331
7/24	$1,222,643	$1,260,903	$1,205,085
8/24	$1,230,338	$1,270,847	$1,215,666

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	6.67%	0.94%	2.09%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Maryland Municipal Bond Index	5.36%	0.70%	1.97%

AssetsNet	$ 84,537,545
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 244,106
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$84,537,545
# of Portfolio Holdings	87
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$244,106

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.4%
Senior Living/Life Care	3.5%
Lease Rev./Cert. of Participation	4.7%
Education	8.0%
Special Tax Revenue	10.4%
Transportation	11.8%
Housing	15.0%
Hospital	18.1%
General Obligations	21.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013120
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↓ Security selections in zero-coupon bonds detracted from Index-relative returns during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,703	$10,010	$10,001
10/14	$9,762	$10,079	$10,065
11/14	$9,761	$10,096	$10,092
12/14	$9,830	$10,147	$10,133
1/15	$9,982	$10,327	$10,314
2/15	$9,888	$10,220	$10,216
3/15	$9,918	$10,250	$10,239
4/15	$9,865	$10,196	$10,188
5/15	$9,853	$10,168	$10,185
6/15	$9,800	$10,159	$10,175
7/15	$9,861	$10,232	$10,252
8/15	$9,891	$10,252	$10,277
9/15	$9,963	$10,327	$10,352
10/15	$10,004	$10,368	$10,379
11/15	$10,045	$10,409	$10,413
12/15	$10,129	$10,482	$10,474
1/16	$10,233	$10,607	$10,601
2/16	$10,242	$10,624	$10,623
3/16	$10,283	$10,658	$10,664
4/16	$10,345	$10,736	$10,739
5/16	$10,375	$10,765	$10,765
6/16	$10,555	$10,936	$10,953
7/16	$10,553	$10,943	$10,950
8/16	$10,615	$10,958	$10,968
9/16	$10,580	$10,903	$10,907
10/16	$10,501	$10,789	$10,788
11/16	$10,184	$10,386	$10,376
12/16	$10,257	$10,508	$10,522
1/17	$10,276	$10,577	$10,590
2/17	$10,329	$10,651	$10,671
3/17	$10,348	$10,674	$10,695
4/17	$10,411	$10,751	$10,773
5/17	$10,541	$10,922	$10,938
6/17	$10,505	$10,883	$10,919
7/17	$10,558	$10,971	$10,995
8/17	$10,633	$11,054	$11,066
9/17	$10,619	$10,998	$10,999
10/17	$10,561	$11,025	$11,043
11/17	$10,500	$10,966	$10,982
12/17	$10,575	$11,081	$11,086
1/18	$10,503	$10,950	$10,957
2/18	$10,509	$10,918	$10,931
3/18	$10,549	$10,958	$10,980
4/18	$10,521	$10,919	$10,943
5/18	$10,641	$11,044	$11,058
6/18	$10,658	$11,053	$11,069
7/18	$10,698	$11,080	$11,091
8/18	$10,726	$11,108	$11,119
9/18	$10,663	$11,037	$11,046
10/18	$10,587	$10,969	$10,975
11/18	$10,686	$11,090	$11,108
12/18	$10,772	$11,223	$11,246
1/19	$10,847	$11,308	$11,335
2/19	$10,922	$11,368	$11,387
3/19	$11,067	$11,548	$11,560
4/19	$11,094	$11,591	$11,606
5/19	$11,240	$11,751	$11,746
6/19	$11,278	$11,794	$11,797
7/19	$11,355	$11,889	$11,892
8/19	$11,538	$12,077	$12,094
9/19	$11,470	$11,980	$11,998
10/19	$11,460	$12,002	$12,012
11/19	$11,475	$12,032	$12,032
12/19	$11,503	$12,068	$12,073
1/20	$11,687	$12,285	$12,291
2/20	$11,835	$12,444	$12,456
3/20	$11,537	$11,992	$11,974
4/20	$11,382	$11,842	$11,804
5/20	$11,738	$12,219	$12,223
6/20	$11,790	$12,319	$12,333
7/20	$11,950	$12,527	$12,547
8/20	$11,889	$12,468	$12,496
9/20	$11,897	$12,470	$12,498
10/20	$11,868	$12,433	$12,460
11/20	$12,049	$12,621	$12,662
12/20	$12,106	$12,697	$12,764
1/21	$12,138	$12,778	$12,831
2/21	$11,924	$12,575	$12,623
3/21	$12,005	$12,653	$12,723
4/21	$12,112	$12,759	$12,843
5/21	$12,131	$12,797	$12,887
6/21	$12,149	$12,832	$12,939
7/21	$12,256	$12,939	$13,050
8/21	$12,213	$12,891	$12,988
9/21	$12,096	$12,798	$12,899
10/21	$12,078	$12,761	$12,843
11/21	$12,173	$12,869	$12,969
12/21	$12,192	$12,890	$12,988
1/22	$11,885	$12,537	$12,670
2/22	$11,830	$12,492	$12,628
3/22	$11,509	$12,087	$12,235
4/22	$11,189	$11,753	$11,867
5/22	$11,324	$11,928	$12,027
6/22	$11,105	$11,732	$11,835
7/22	$11,383	$12,042	$12,122
8/22	$11,136	$11,778	$11,879
9/22	$10,713	$11,326	$11,320
10/22	$10,622	$11,232	$11,190
11/22	$11,110	$11,757	$11,765
12/22	$11,135	$11,791	$11,797
1/23	$11,418	$12,130	$12,189
2/23	$11,149	$11,856	$11,884
3/23	$11,372	$12,119	$12,130
4/23	$11,362	$12,091	$12,127
5/23	$11,274	$11,986	$12,026
6/23	$11,369	$12,106	$12,152
7/23	$11,399	$12,154	$12,199
8/23	$11,257	$11,979	$12,028
9/23	$10,919	$11,628	$11,577
10/23	$10,764	$11,529	$11,439
11/23	$11,404	$12,261	$12,264
12/23	$11,689	$12,546	$12,582
1/24	$11,681	$12,482	$12,504
2/24	$11,687	$12,498	$12,507
3/24	$11,693	$12,497	$12,557
4/24	$11,565	$12,343	$12,399
5/24	$11,545	$12,307	$12,375
6/24	$11,714	$12,495	$12,593
7/24	$11,803	$12,609	$12,707
8/24	$11,882	$12,708	$12,805

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.52%	0.58%	2.07%
Class A with 3.25% Maximum Sales Charge	2.06%	(0.07)%	1.74%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Missouri Municipal Bond Index	6.46%	1.15%	2.50%

AssetsNet	$ 83,810,816
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 288,186
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,810,816
# of Portfolio Holdings	77
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$288,186

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Water and Sewer	4.5%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.1%
Senior Living/Life Care	5.5%
Housing	6.3%
Education	6.3%
Electric Utilities	9.8%
Transportation	10.5%
Hospital	19.4%
General Obligations	26.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013122
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↓ Security selections in zero-coupon bonds detracted from Index-relative returns during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,023	$10,010	$10,001
10/14	$10,084	$10,079	$10,065
11/14	$10,070	$10,096	$10,092
12/14	$10,141	$10,147	$10,133
1/15	$10,288	$10,327	$10,314
2/15	$10,179	$10,220	$10,216
3/15	$10,202	$10,250	$10,239
4/15	$10,150	$10,196	$10,188
5/15	$10,126	$10,168	$10,185
6/15	$10,074	$10,159	$10,175
7/15	$10,127	$10,232	$10,252
8/15	$10,141	$10,252	$10,277
9/15	$10,214	$10,327	$10,352
10/15	$10,249	$10,368	$10,379
11/15	$10,293	$10,409	$10,413
12/15	$10,367	$10,482	$10,474
1/16	$10,460	$10,607	$10,601
2/16	$10,465	$10,624	$10,623
3/16	$10,499	$10,658	$10,664
4/16	$10,563	$10,736	$10,739
5/16	$10,587	$10,765	$10,765
6/16	$10,760	$10,936	$10,953
7/16	$10,754	$10,943	$10,950
8/16	$10,817	$10,958	$10,968
9/16	$10,771	$10,903	$10,907
10/16	$10,674	$10,789	$10,788
11/16	$10,358	$10,386	$10,376
12/16	$10,422	$10,508	$10,522
1/17	$10,436	$10,577	$10,590
2/17	$10,481	$10,651	$10,671
3/17	$10,495	$10,674	$10,695
4/17	$10,549	$10,751	$10,773
5/17	$10,664	$10,922	$10,938
6/17	$10,628	$10,883	$10,919
7/17	$10,673	$10,971	$10,995
8/17	$10,748	$11,054	$11,066
9/17	$10,731	$10,998	$10,999
10/17	$10,653	$11,025	$11,043
11/17	$10,594	$10,966	$10,982
12/17	$10,659	$11,081	$11,086
1/18	$10,578	$10,950	$10,957
2/18	$10,581	$10,918	$10,931
3/18	$10,613	$10,958	$10,980
4/18	$10,584	$10,919	$10,943
5/18	$10,689	$11,044	$11,058
6/18	$10,701	$11,053	$11,069
7/18	$10,743	$11,080	$11,091
8/18	$10,755	$11,108	$11,119
9/18	$10,682	$11,037	$11,046
10/18	$10,610	$10,969	$10,975
11/18	$10,695	$11,090	$11,108
12/18	$10,780	$11,223	$11,246
1/19	$10,843	$11,308	$11,335
2/19	$10,919	$11,368	$11,387
3/19	$11,045	$11,548	$11,560
4/19	$11,066	$11,591	$11,606
5/19	$11,214	$11,751	$11,746
6/19	$11,244	$11,794	$11,797
7/19	$11,320	$11,889	$11,892
8/19	$11,481	$12,077	$12,094
9/19	$11,404	$11,980	$11,998
10/19	$11,401	$12,002	$12,012
11/19	$11,399	$12,032	$12,032
12/19	$11,420	$12,068	$12,073
1/20	$11,591	$12,285	$12,291
2/20	$11,731	$12,444	$12,456
3/20	$11,426	$11,992	$11,974
4/20	$11,272	$11,842	$11,804
5/20	$11,619	$12,219	$12,223
6/20	$11,661	$12,319	$12,333
7/20	$11,810	$12,527	$12,547
8/20	$11,750	$12,468	$12,496
9/20	$11,741	$12,470	$12,498
10/20	$11,709	$12,433	$12,460
11/20	$11,877	$12,621	$12,662
12/20	$11,933	$12,697	$12,764
1/21	$11,955	$12,778	$12,831
2/21	$11,748	$12,575	$12,623
3/21	$11,816	$12,653	$12,723
4/21	$11,905	$12,759	$12,843
5/21	$11,927	$12,797	$12,887
6/21	$11,938	$12,832	$12,939
7/21	$12,027	$12,939	$13,050
8/21	$11,972	$12,891	$12,988
9/21	$11,862	$12,798	$12,899
10/21	$11,829	$12,761	$12,843
11/21	$11,919	$12,869	$12,969
12/21	$11,920	$12,890	$12,988
1/22	$11,619	$12,537	$12,670
2/22	$11,555	$12,492	$12,628
3/22	$11,243	$12,087	$12,235
4/22	$10,921	$11,753	$11,867
5/22	$11,047	$11,928	$12,027
6/22	$10,827	$11,732	$11,835
7/22	$11,090	$12,042	$12,122
8/22	$10,845	$11,778	$11,879
9/22	$10,421	$11,326	$11,320
10/22	$10,325	$11,232	$11,190
11/22	$10,796	$11,757	$11,765
12/22	$10,814	$11,791	$11,797
1/23	$11,080	$12,130	$12,189
2/23	$10,807	$11,856	$11,884
3/23	$11,021	$12,119	$12,130
4/23	$11,008	$12,091	$12,127
5/23	$10,915	$11,986	$12,026
6/23	$10,994	$12,106	$12,152
7/23	$11,016	$12,154	$12,199
8/23	$10,876	$11,979	$12,028
9/23	$10,530	$11,628	$11,577
10/23	$10,391	$11,529	$11,439
11/23	$11,005	$12,261	$12,264
12/23	$11,260	$12,546	$12,582
1/24	$11,249	$12,482	$12,504
2/24	$11,251	$12,498	$12,507
3/24	$11,240	$12,497	$12,557
4/24	$11,114	$12,343	$12,399
5/24	$11,092	$12,307	$12,375
6/24	$11,247	$12,495	$12,593
7/24	$11,320	$12,609	$12,707
8/24	$11,568	$12,708	$12,805

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	4.76%	(0.15)%	1.47%
Class C with 1% Maximum Deferred Sales Charge	3.76%	(0.15)%	1.47%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Missouri Municipal Bond Index	6.46%	1.15%	2.50%

AssetsNet	$ 83,810,816
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 288,186
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,810,816
# of Portfolio Holdings	77
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$288,186

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Water and Sewer	4.5%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.1%
Senior Living/Life Care	5.5%
Housing	6.3%
Education	6.3%
Electric Utilities	9.8%
Transportation	10.5%
Hospital	19.4%
General Obligations	26.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092719
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An underweight position in the industrial development revenue sector -- the best-performing sector within the Index -- detracted from relative returns

↓ An overweight position in AA-rated bonds detracted from relative returns as AA-rated bonds generally underperformed lower-rated bonds during the period

↓ Security selections in zero-coupon bonds detracted from Index-relative returns during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index during the period, contributed to Fund returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,004,139	$1,001,017	$1,000,060
10/14	$1,010,409	$1,007,880	$1,006,532
11/14	$1,009,407	$1,009,624	$1,009,167
12/14	$1,017,805	$1,014,718	$1,013,261
1/15	$1,033,628	$1,032,703	$1,031,424
2/15	$1,023,067	$1,022,050	$1,021,588
3/15	$1,026,262	$1,025,002	$1,023,894
4/15	$1,022,047	$1,019,624	$1,018,790
5/15	$1,019,963	$1,016,807	$1,018,469
6/15	$1,015,755	$1,015,880	$1,017,529
7/15	$1,022,238	$1,023,239	$1,025,220
8/15	$1,024,449	$1,025,248	$1,027,744
9/15	$1,032,047	$1,032,675	$1,035,192
10/15	$1,036,460	$1,036,780	$1,037,912
11/15	$1,041,983	$1,040,903	$1,041,262
12/15	$1,049,689	$1,048,216	$1,047,366
1/16	$1,060,696	$1,060,723	$1,060,150
2/16	$1,061,823	$1,062,391	$1,062,272
3/16	$1,066,206	$1,065,756	$1,066,367
4/16	$1,073,923	$1,073,593	$1,073,933
5/16	$1,077,238	$1,076,497	$1,076,473
6/16	$1,096,096	$1,093,622	$1,095,341
7/16	$1,094,959	$1,094,290	$1,095,030
8/16	$1,102,695	$1,095,766	$1,096,831
9/16	$1,099,238	$1,090,297	$1,090,741
10/16	$1,090,133	$1,078,859	$1,078,809
11/16	$1,058,495	$1,038,623	$1,037,588
12/16	$1,066,296	$1,050,816	$1,052,177
1/17	$1,067,378	$1,057,744	$1,058,952
2/17	$1,074,139	$1,065,088	$1,067,100
3/17	$1,076,280	$1,067,401	$1,069,526
4/17	$1,082,973	$1,075,146	$1,077,303
5/17	$1,095,512	$1,092,209	$1,093,791
6/17	$1,093,147	$1,088,292	$1,091,890
7/17	$1,097,706	$1,097,097	$1,099,542
8/17	$1,106,870	$1,105,446	$1,106,643
9/17	$1,105,567	$1,099,825	$1,099,900
10/17	$1,098,515	$1,102,510	$1,104,348
11/17	$1,093,609	$1,096,607	$1,098,215
12/17	$1,101,557	$1,108,068	$1,108,594
1/18	$1,093,056	$1,095,023	$1,095,659
2/18	$1,093,883	$1,091,751	$1,093,129
3/18	$1,098,243	$1,095,781	$1,097,958
4/18	$1,096,669	$1,091,870	$1,094,317
5/18	$1,108,173	$1,104,374	$1,105,800
6/18	$1,110,177	$1,105,316	$1,106,946
7/18	$1,114,498	$1,107,998	$1,109,131
8/18	$1,117,656	$1,110,844	$1,111,853
9/18	$1,111,213	$1,103,652	$1,104,571
10/18	$1,103,545	$1,096,856	$1,097,482
11/18	$1,113,975	$1,108,996	$1,110,789
12/18	$1,123,159	$1,122,274	$1,124,559
1/19	$1,131,122	$1,130,758	$1,133,498
2/19	$1,139,149	$1,136,812	$1,138,708
3/19	$1,154,430	$1,154,783	$1,156,024
4/19	$1,157,490	$1,159,123	$1,160,591
5/19	$1,174,063	$1,175,103	$1,174,588
6/19	$1,177,061	$1,179,442	$1,179,680
7/19	$1,186,474	$1,188,947	$1,189,165
8/19	$1,204,565	$1,207,701	$1,209,438
9/19	$1,197,596	$1,198,020	$1,199,821
10/19	$1,196,780	$1,200,167	$1,201,173
11/19	$1,198,559	$1,203,169	$1,203,183
12/19	$1,201,670	$1,206,842	$1,207,329
1/20	$1,221,067	$1,228,525	$1,229,125
2/20	$1,236,679	$1,244,367	$1,245,644
3/20	$1,205,715	$1,199,230	$1,197,374
4/20	$1,189,779	$1,184,180	$1,180,386
5/20	$1,227,084	$1,221,850	$1,222,306
6/20	$1,232,659	$1,231,906	$1,233,348
7/20	$1,249,578	$1,252,655	$1,254,666
8/20	$1,244,741	$1,246,777	$1,249,640
9/20	$1,244,474	$1,247,042	$1,249,792
10/20	$1,241,628	$1,243,296	$1,245,953
11/20	$1,260,772	$1,262,058	$1,266,155
12/20	$1,266,922	$1,269,746	$1,276,420
1/21	$1,270,480	$1,277,837	$1,283,129
2/21	$1,249,580	$1,257,534	$1,262,293
3/21	$1,257,034	$1,265,290	$1,272,306
4/21	$1,268,345	$1,275,903	$1,284,250
5/21	$1,271,861	$1,279,709	$1,288,694
6/21	$1,274,045	$1,283,223	$1,293,886
7/21	$1,284,092	$1,293,866	$1,304,955
8/21	$1,279,858	$1,289,118	$1,298,846
9/21	$1,269,061	$1,279,814	$1,289,894
10/21	$1,266,081	$1,276,072	$1,284,311
11/21	$1,277,594	$1,286,935	$1,296,925
12/21	$1,278,543	$1,289,012	$1,298,814
1/22	$1,246,533	$1,253,728	$1,266,952
2/22	$1,241,025	$1,249,236	$1,262,830
3/22	$1,207,591	$1,208,739	$1,223,457
4/22	$1,174,172	$1,175,306	$1,186,691
5/22	$1,189,891	$1,192,765	$1,202,686
6/22	$1,165,856	$1,173,230	$1,183,493
7/22	$1,196,515	$1,204,229	$1,212,220
8/22	$1,169,496	$1,177,836	$1,187,920
9/22	$1,125,214	$1,132,630	$1,132,009
10/22	$1,115,897	$1,123,211	$1,118,991
11/22	$1,168,626	$1,175,747	$1,176,452
12/22	$1,170,140	$1,179,113	$1,179,710
1/23	$1,200,008	$1,212,983	$1,218,911
2/23	$1,172,016	$1,185,555	$1,188,388
3/23	$1,195,633	$1,211,860	$1,213,016
4/23	$1,194,793	$1,209,092	$1,212,664
5/23	$1,185,750	$1,198,614	$1,202,563
6/23	$1,195,932	$1,210,621	$1,215,202
7/23	$1,199,217	$1,215,410	$1,219,878
8/23	$1,184,565	$1,197,913	$1,202,804
9/23	$1,149,211	$1,162,804	$1,157,668
10/23	$1,133,123	$1,152,908	$1,143,932
11/23	$1,202,048	$1,226,096	$1,226,425
12/23	$1,230,749	$1,254,593	$1,258,240
1/24	$1,231,530	$1,248,186	$1,250,440
2/24	$1,232,369	$1,249,789	$1,250,731
3/24	$1,231,815	$1,249,749	$1,255,658
4/24	$1,218,602	$1,234,271	$1,239,919
5/24	$1,216,693	$1,230,651	$1,237,451
6/24	$1,234,696	$1,249,514	$1,259,263
7/24	$1,244,206	$1,260,903	$1,270,689
8/24	$1,252,411	$1,270,847	$1,280,487

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	5.73%	0.78%	2.27%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Missouri Municipal Bond Index	6.46%	1.15%	2.50%

AssetsNet	$ 83,810,816
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 288,186
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$83,810,816
# of Portfolio Holdings	77
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$288,186

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.0%
Water and Sewer	4.5%
Lease Rev./Cert. of Participation	4.6%
Special Tax Revenue	5.1%
Senior Living/Life Care	5.5%
Housing	6.3%
Education	6.3%
Electric Utilities	9.8%
Transportation	10.5%
Hospital	19.4%
General Obligations	26.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013136
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ Security selections in bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ Security selections in the transportation sector detracted from Index-relative returns during the period

↑ Security selections and an overweight position in bonds with 22+ years remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in bonds rated BBB and below helped relative returns as lower-rated bonds generally outperformed higher-rated bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,714	$10,010	$9,999
10/14	$9,785	$10,079	$10,061
11/14	$9,782	$10,096	$10,072
12/14	$9,853	$10,147	$10,110
1/15	$10,042	$10,327	$10,271
2/15	$9,943	$10,220	$10,174
3/15	$9,993	$10,250	$10,198
4/15	$9,925	$10,196	$10,160
5/15	$9,900	$10,168	$10,142
6/15	$9,864	$10,159	$10,144
7/15	$9,947	$10,232	$10,221
8/15	$9,954	$10,252	$10,243
9/15	$10,013	$10,327	$10,308
10/15	$10,041	$10,368	$10,339
11/15	$10,081	$10,409	$10,356
12/15	$10,154	$10,482	$10,403
1/16	$10,271	$10,607	$10,511
2/16	$10,289	$10,624	$10,534
3/16	$10,329	$10,658	$10,547
4/16	$10,402	$10,736	$10,607
5/16	$10,430	$10,765	$10,621
6/16	$10,580	$10,936	$10,761
7/16	$10,574	$10,943	$10,771
8/16	$10,612	$10,958	$10,789
9/16	$10,560	$10,903	$10,739
10/16	$10,474	$10,789	$10,661
11/16	$10,138	$10,386	$10,331
12/16	$10,222	$10,508	$10,437
1/17	$10,250	$10,577	$10,502
2/17	$10,301	$10,651	$10,576
3/17	$10,329	$10,674	$10,594
4/17	$10,392	$10,751	$10,663
5/17	$10,512	$10,922	$10,796
6/17	$10,493	$10,883	$10,763
7/17	$10,532	$10,971	$10,834
8/17	$10,606	$11,054	$10,898
9/17	$10,575	$10,998	$10,823
10/17	$10,555	$11,025	$10,841
11/17	$10,489	$10,966	$10,772
12/17	$10,574	$11,081	$10,861
1/18	$10,472	$10,950	$10,769
2/18	$10,441	$10,918	$10,748
3/18	$10,456	$10,958	$10,766
4/18	$10,436	$10,919	$10,733
5/18	$10,522	$11,044	$10,835
6/18	$10,537	$11,053	$10,840
7/18	$10,564	$11,080	$10,867
8/18	$10,579	$11,108	$10,886
9/18	$10,522	$11,037	$10,824
10/18	$10,452	$10,969	$10,774
11/18	$10,552	$11,090	$10,888
12/18	$10,652	$11,223	$11,004
1/19	$10,724	$11,308	$11,093
2/19	$10,761	$11,368	$11,139
3/19	$10,882	$11,548	$11,269
4/19	$10,905	$11,591	$11,302
5/19	$11,038	$11,751	$11,428
6/19	$11,084	$11,794	$11,469
7/19	$11,156	$11,889	$11,566
8/19	$11,339	$12,077	$11,726
9/19	$11,263	$11,980	$11,623
10/19	$11,260	$12,002	$11,653
11/19	$11,271	$12,032	$11,681
12/19	$11,294	$12,068	$11,711
1/20	$11,492	$12,285	$11,901
2/20	$11,641	$12,444	$12,038
3/20	$11,265	$11,992	$11,679
4/20	$11,101	$11,842	$11,601
5/20	$11,413	$12,219	$11,989
6/20	$11,498	$12,319	$12,043
7/20	$11,671	$12,527	$12,215
8/20	$11,616	$12,468	$12,169
9/20	$11,611	$12,470	$12,187
10/20	$11,579	$12,433	$12,144
11/20	$11,750	$12,621	$12,287
12/20	$11,805	$12,697	$12,318
1/21	$11,874	$12,778	$12,378
2/21	$11,690	$12,575	$12,206
3/21	$11,734	$12,653	$12,275
4/21	$11,842	$12,759	$12,359
5/21	$11,858	$12,797	$12,378
6/21	$11,887	$12,832	$12,402
7/21	$11,980	$12,939	$12,505
8/21	$11,944	$12,891	$12,447
9/21	$11,844	$12,798	$12,355
10/21	$11,820	$12,761	$12,322
11/21	$11,901	$12,869	$12,419
12/21	$11,903	$12,890	$12,433
1/22	$11,620	$12,537	$12,106
2/22	$11,558	$12,492	$12,064
3/22	$11,262	$12,087	$11,652
4/22	$10,979	$11,753	$11,348
5/22	$11,111	$11,928	$11,496
6/22	$10,958	$11,732	$11,350
7/22	$11,209	$12,042	$11,645
8/22	$10,978	$11,778	$11,377
9/22	$10,629	$11,326	$10,920
10/22	$10,569	$11,232	$10,838
11/22	$10,956	$11,757	$11,338
12/22	$10,988	$11,791	$11,380
1/23	$11,245	$12,130	$11,706
2/23	$11,016	$11,856	$11,449
3/23	$11,210	$12,119	$11,713
4/23	$11,193	$12,091	$11,671
5/23	$11,070	$11,986	$11,548
6/23	$11,161	$12,106	$11,658
7/23	$11,171	$12,154	$11,698
8/23	$11,063	$11,979	$11,493
9/23	$10,782	$11,628	$11,144
10/23	$10,635	$11,529	$11,041
11/23	$11,256	$12,261	$11,749
12/23	$11,527	$12,546	$12,018
1/24	$11,515	$12,482	$11,937
2/24	$11,517	$12,498	$11,953
3/24	$11,519	$12,497	$11,966
4/24	$11,412	$12,343	$11,811
5/24	$11,400	$12,307	$11,762
6/24	$11,567	$12,495	$11,936
7/24	$11,666	$12,609	$12,059
8/24	$11,722	$12,708	$12,157

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.98%	0.67%	1.94%
Class A with 3.25% Maximum Sales Charge	2.50%	0.00%	1.60%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg North Carolina Municipal Bond Index	5.78%	0.72%	1.97%

AssetsNet	$ 216,408,813
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 723,067
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$216,408,813
# of Portfolio Holdings	111
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$723,067

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Senior Living/Life Care	4.3%
Lease Rev./Cert. of Participation	5.3%
Housing	5.6%
Electric Utilities	5.9%
General Obligations	8.3%
Hospital	12.4%
Education	12.6%
Transportation	15.9%
Water and Sewer	24.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013138
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ Security selections in bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ Security selections in the transportation sector detracted from Index-relative returns during the period

↑ Security selections and an overweight position in bonds with 22+ years remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in bonds rated BBB and below helped relative returns as lower-rated bonds generally outperformed higher-rated bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,033	$10,010	$9,999
10/14	$10,097	$10,079	$10,061
11/14	$10,100	$10,096	$10,072
12/14	$10,165	$10,147	$10,110
1/15	$10,352	$10,327	$10,271
2/15	$10,243	$10,220	$10,174
3/15	$10,286	$10,250	$10,198
4/15	$10,217	$10,196	$10,160
5/15	$10,178	$10,168	$10,142
6/15	$10,139	$10,159	$10,144
7/15	$10,214	$10,232	$10,221
8/15	$10,216	$10,252	$10,243
9/15	$10,268	$10,327	$10,308
10/15	$10,291	$10,368	$10,339
11/15	$10,335	$10,409	$10,356
12/15	$10,400	$10,482	$10,403
1/16	$10,507	$10,607	$10,511
2/16	$10,520	$10,624	$10,534
3/16	$10,564	$10,658	$10,547
4/16	$10,628	$10,736	$10,607
5/16	$10,639	$10,765	$10,621
6/16	$10,789	$10,936	$10,761
7/16	$10,777	$10,943	$10,771
8/16	$10,808	$10,958	$10,789
9/16	$10,754	$10,903	$10,739
10/16	$10,657	$10,789	$10,661
11/16	$10,313	$10,386	$10,331
12/16	$10,388	$10,508	$10,437
1/17	$10,410	$10,577	$10,502
2/17	$10,455	$10,651	$10,576
3/17	$10,476	$10,674	$10,594
4/17	$10,531	$10,751	$10,663
5/17	$10,650	$10,922	$10,796
6/17	$10,617	$10,883	$10,763
7/17	$10,649	$10,971	$10,834
8/17	$10,724	$11,054	$10,898
9/17	$10,690	$10,998	$10,823
10/17	$10,656	$11,025	$10,841
11/17	$10,589	$10,966	$10,772
12/17	$10,664	$11,081	$10,861
1/18	$10,564	$10,950	$10,769
2/18	$10,519	$10,918	$10,748
3/18	$10,529	$10,958	$10,766
4/18	$10,494	$10,919	$10,733
5/18	$10,581	$11,044	$10,835
6/18	$10,579	$11,053	$10,840
7/18	$10,611	$11,080	$10,867
8/18	$10,620	$11,108	$10,886
9/18	$10,551	$11,037	$10,824
10/18	$10,481	$10,969	$10,774
11/18	$10,570	$11,090	$10,888
12/18	$10,657	$11,223	$11,004
1/19	$10,720	$11,308	$11,093
2/19	$10,761	$11,368	$11,139
3/19	$10,868	$11,548	$11,269
4/19	$10,885	$11,591	$11,302
5/19	$11,014	$11,751	$11,428
6/19	$11,052	$11,794	$11,469
7/19	$11,125	$11,889	$11,566
8/19	$11,288	$12,077	$11,726
9/19	$11,201	$11,980	$11,623
10/19	$11,204	$12,002	$11,653
11/19	$11,198	$12,032	$11,681
12/19	$11,225	$12,068	$11,711
1/20	$11,414	$12,285	$11,901
2/20	$11,546	$12,444	$12,038
3/20	$11,170	$11,992	$11,679
4/20	$11,003	$11,842	$11,601
5/20	$11,308	$12,219	$11,989
6/20	$11,381	$12,319	$12,043
7/20	$11,546	$12,527	$12,215
8/20	$11,478	$12,468	$12,169
9/20	$11,468	$12,470	$12,187
10/20	$11,433	$12,433	$12,144
11/20	$11,595	$12,621	$12,287
12/20	$11,640	$12,697	$12,318
1/21	$11,709	$12,778	$12,378
2/21	$11,511	$12,575	$12,206
3/21	$11,545	$12,653	$12,275
4/21	$11,638	$12,759	$12,359
5/21	$11,659	$12,797	$12,378
6/21	$11,680	$12,832	$12,402
7/21	$11,769	$12,939	$12,505
8/21	$11,719	$12,891	$12,447
9/21	$11,621	$12,798	$12,355
10/21	$11,582	$12,761	$12,322
11/21	$11,661	$12,869	$12,419
12/21	$11,656	$12,890	$12,433
1/22	$11,369	$12,537	$12,106
2/22	$11,308	$12,492	$12,064
3/22	$10,996	$12,087	$11,652
4/22	$10,722	$11,753	$11,348
5/22	$10,848	$11,928	$11,496
6/22	$10,680	$11,732	$11,350
7/22	$10,914	$12,042	$11,645
8/22	$10,698	$11,778	$11,377
9/22	$10,342	$11,326	$10,920
10/22	$10,282	$11,232	$10,838
11/22	$10,651	$11,757	$11,338
12/22	$10,674	$11,791	$11,380
1/23	$10,913	$12,130	$11,706
2/23	$10,689	$11,856	$11,449
3/23	$10,871	$12,119	$11,713
4/23	$10,850	$12,091	$11,671
5/23	$10,722	$11,986	$11,548
6/23	$10,799	$12,106	$11,658
7/23	$10,803	$12,154	$11,698
8/23	$10,701	$11,979	$11,493
9/23	$10,420	$11,628	$11,144
10/23	$10,271	$11,529	$11,041
11/23	$10,859	$12,261	$11,749
12/23	$11,110	$12,546	$12,018
1/24	$11,094	$12,482	$11,937
2/24	$11,091	$12,498	$11,953
3/24	$11,088	$12,497	$11,966
4/24	$10,975	$12,343	$11,811
5/24	$10,947	$12,307	$11,762
6/24	$11,117	$12,495	$11,936
7/24	$11,199	$12,609	$12,059
8/24	$11,426	$12,708	$12,157

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	5.10%	(0.07)%	1.34%
Class C with 1% Maximum Deferred Sales Charge	4.10%	(0.07)%	1.34%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg North Carolina Municipal Bond Index	5.78%	0.72%	1.97%

AssetsNet	$ 216,408,813
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 723,067
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$216,408,813
# of Portfolio Holdings	111
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$723,067

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Senior Living/Life Care	4.3%
Lease Rev./Cert. of Participation	5.3%
Housing	5.6%
Electric Utilities	5.9%
General Obligations	8.3%
Hospital	12.4%
Education	12.6%
Transportation	15.9%
Water and Sewer	24.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063950
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class I
Trading Symbol	EINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-Index position in variable-rate demand notes -- typically considered a defensive investment -- detracted from Index-relative returns as interest rates generally declined during the period

↓ Security selections in bonds with 17-22 years remaining to maturity detracted from Index-relative performance during the period

↓ Security selections in the transportation sector detracted from Index-relative returns during the period

↑ Security selections and an overweight position in bonds with 22+ years remaining to maturity contributed to Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in bonds rated BBB and below helped relative returns as lower-rated bonds generally outperformed higher-rated bonds

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,004,203	$1,001,017	$999,932
10/14	$1,011,717	$1,007,880	$1,006,061
11/14	$1,012,657	$1,009,624	$1,007,221
12/14	$1,020,205	$1,014,718	$1,010,995
1/15	$1,039,896	$1,032,703	$1,027,081
2/15	$1,029,800	$1,022,050	$1,017,396
3/15	$1,034,053	$1,025,002	$1,019,769
4/15	$1,028,333	$1,019,624	$1,016,031
5/15	$1,024,776	$1,016,807	$1,014,194
6/15	$1,022,354	$1,015,880	$1,014,379
7/15	$1,031,108	$1,023,239	$1,022,146
8/15	$1,030,833	$1,025,248	$1,024,315
9/15	$1,037,154	$1,032,675	$1,030,822
10/15	$1,041,406	$1,036,780	$1,033,913
11/15	$1,045,694	$1,040,903	$1,035,624
12/15	$1,053,441	$1,048,216	$1,040,260
1/16	$1,064,581	$1,060,723	$1,051,055
2/16	$1,066,592	$1,062,391	$1,053,366
3/16	$1,072,080	$1,065,756	$1,054,723
4/16	$1,079,800	$1,073,593	$1,060,729
5/16	$1,081,702	$1,076,497	$1,062,066
6/16	$1,097,504	$1,093,622	$1,076,119
7/16	$1,096,996	$1,094,290	$1,077,075
8/16	$1,101,098	$1,095,766	$1,078,864
9/16	$1,095,918	$1,090,297	$1,073,874
10/16	$1,087,166	$1,078,859	$1,066,124
11/16	$1,053,745	$1,038,623	$1,033,060
12/16	$1,061,440	$1,050,816	$1,043,658
1/17	$1,065,718	$1,057,744	$1,050,162
2/17	$1,070,013	$1,065,088	$1,057,555
3/17	$1,073,090	$1,067,401	$1,059,428
4/17	$1,079,750	$1,075,146	$1,066,294
5/17	$1,093,541	$1,092,209	$1,079,551
6/17	$1,090,610	$1,088,292	$1,076,270
7/17	$1,094,863	$1,097,097	$1,083,357
8/17	$1,102,690	$1,105,446	$1,089,755
9/17	$1,099,685	$1,099,825	$1,082,258
10/17	$1,097,791	$1,102,510	$1,084,095
11/17	$1,092,319	$1,096,607	$1,077,242
12/17	$1,101,406	$1,108,068	$1,086,092
1/18	$1,090,989	$1,095,023	$1,076,911
2/18	$1,086,689	$1,091,751	$1,074,795
3/18	$1,089,696	$1,095,781	$1,076,581
4/18	$1,086,480	$1,091,870	$1,073,296
5/18	$1,095,630	$1,104,374	$1,083,538
6/18	$1,097,401	$1,105,316	$1,083,990
7/18	$1,100,407	$1,107,998	$1,086,651
8/18	$1,103,392	$1,110,844	$1,088,561
9/18	$1,096,401	$1,103,652	$1,082,422
10/18	$1,090,619	$1,096,856	$1,077,411
11/18	$1,099,947	$1,108,996	$1,088,760
12/18	$1,110,475	$1,122,274	$1,100,353
1/19	$1,118,238	$1,130,758	$1,109,337
2/19	$1,123,461	$1,136,812	$1,113,930
3/19	$1,134,987	$1,154,783	$1,126,892
4/19	$1,137,612	$1,159,123	$1,130,249
5/19	$1,151,641	$1,175,103	$1,142,776
6/19	$1,156,665	$1,179,442	$1,146,932
7/19	$1,165,633	$1,188,947	$1,156,568
8/19	$1,183,598	$1,207,701	$1,172,600
9/19	$1,175,871	$1,198,020	$1,162,348
10/19	$1,177,071	$1,200,167	$1,165,299
11/19	$1,177,113	$1,203,169	$1,168,150
12/19	$1,181,043	$1,206,842	$1,171,108
1/20	$1,200,554	$1,228,525	$1,190,087
2/20	$1,216,214	$1,244,367	$1,203,771
3/20	$1,177,185	$1,199,230	$1,167,924
4/20	$1,160,316	$1,184,180	$1,160,119
5/20	$1,194,348	$1,221,850	$1,198,938
6/20	$1,202,111	$1,231,906	$1,204,310
7/20	$1,220,332	$1,252,655	$1,221,475
8/20	$1,214,840	$1,246,777	$1,216,887
9/20	$1,215,839	$1,247,042	$1,218,714
10/20	$1,212,762	$1,243,296	$1,214,435
11/20	$1,230,739	$1,262,058	$1,228,666
12/20	$1,236,762	$1,269,746	$1,231,806
1/21	$1,244,153	$1,277,837	$1,237,762
2/21	$1,223,772	$1,257,534	$1,220,600
3/21	$1,228,560	$1,265,290	$1,227,454
4/21	$1,240,065	$1,275,903	$1,235,858
5/21	$1,243,303	$1,279,709	$1,237,802
6/21	$1,245,269	$1,283,223	$1,240,221
7/21	$1,256,494	$1,293,866	$1,250,493
8/21	$1,252,971	$1,289,118	$1,244,715
9/21	$1,242,706	$1,279,814	$1,235,537
10/21	$1,239,132	$1,276,072	$1,232,176
11/21	$1,249,086	$1,286,935	$1,241,858
12/21	$1,249,520	$1,289,012	$1,243,259
1/22	$1,218,794	$1,253,728	$1,210,641
2/22	$1,213,898	$1,249,236	$1,206,409
3/22	$1,181,699	$1,208,739	$1,165,204
4/22	$1,152,262	$1,175,306	$1,134,842
5/22	$1,167,655	$1,192,765	$1,149,638
6/22	$1,150,463	$1,173,230	$1,134,969
7/22	$1,176,994	$1,204,229	$1,164,542
8/22	$1,154,297	$1,177,836	$1,137,660
9/22	$1,116,647	$1,132,630	$1,091,968
10/22	$1,110,512	$1,123,211	$1,083,756
11/22	$1,152,627	$1,175,747	$1,133,829
12/22	$1,154,836	$1,179,113	$1,137,988
1/23	$1,181,967	$1,212,983	$1,170,607
2/23	$1,158,158	$1,185,555	$1,144,927
3/23	$1,180,040	$1,211,860	$1,171,312
4/23	$1,177,072	$1,209,092	$1,167,144
5/23	$1,164,396	$1,198,614	$1,154,770
6/23	$1,174,121	$1,210,621	$1,165,765
7/23	$1,175,431	$1,215,410	$1,169,793
8/23	$1,165,657	$1,197,913	$1,149,331
9/23	$1,134,985	$1,162,804	$1,114,354
10/23	$1,119,757	$1,152,908	$1,104,078
11/23	$1,186,516	$1,226,096	$1,174,864
12/23	$1,213,849	$1,254,593	$1,201,791
1/24	$1,212,813	$1,248,186	$1,193,708
2/24	$1,213,202	$1,249,789	$1,195,272
3/24	$1,213,577	$1,249,749	$1,196,602
4/24	$1,202,548	$1,234,271	$1,181,127
5/24	$1,201,539	$1,230,651	$1,176,163
6/24	$1,220,756	$1,249,514	$1,193,637
7/24	$1,229,894	$1,260,903	$1,205,870
8/24	$1,236,324	$1,270,847	$1,215,746

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	6.06%	0.87%	2.14%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg North Carolina Municipal Bond Index	5.78%	0.72%	1.97%

AssetsNet	$ 216,408,813
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 723,067
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$216,408,813
# of Portfolio Holdings	111
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$723,067

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.7%
Senior Living/Life Care	4.3%
Lease Rev./Cert. of Participation	5.3%
Housing	5.6%
Electric Utilities	5.9%
General Obligations	8.3%
Hospital	12.4%
Education	12.6%
Transportation	15.9%
Water and Sewer	24.0%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013142
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class A
Trading Symbol	ETORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the industrial development revenue sector -- the best-performing sector in the Index -- hurt returns

↓ An underweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, detracted from Index-relative returns as longer-duration bonds benefited from falling interest rates during the period

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,717	$10,010	$10,004
10/14	$9,759	$10,079	$10,069
11/14	$9,734	$10,096	$10,108
12/14	$9,810	$10,147	$10,161
1/15	$10,030	$10,327	$10,368
2/15	$9,927	$10,220	$10,231
3/15	$9,957	$10,250	$10,259
4/15	$9,908	$10,196	$10,202
5/15	$9,893	$10,168	$10,177
6/15	$9,833	$10,159	$10,167
7/15	$9,887	$10,232	$10,254
8/15	$9,896	$10,252	$10,296
9/15	$10,008	$10,327	$10,375
10/15	$10,028	$10,368	$10,409
11/15	$10,071	$10,409	$10,437
12/15	$10,115	$10,482	$10,508
1/16	$10,240	$10,607	$10,640
2/16	$10,270	$10,624	$10,652
3/16	$10,335	$10,658	$10,692
4/16	$10,424	$10,736	$10,765
5/16	$10,442	$10,765	$10,781
6/16	$10,625	$10,936	$10,958
7/16	$10,608	$10,943	$10,953
8/16	$10,686	$10,958	$10,958
9/16	$10,668	$10,903	$10,915
10/16	$10,579	$10,789	$10,819
11/16	$10,251	$10,386	$10,420
12/16	$10,330	$10,508	$10,561
1/17	$10,361	$10,577	$10,628
2/17	$10,417	$10,651	$10,692
3/17	$10,436	$10,674	$10,713
4/17	$10,515	$10,751	$10,789
5/17	$10,656	$10,922	$10,955
6/17	$10,614	$10,883	$10,917
7/17	$10,659	$10,971	$11,009
8/17	$10,727	$11,054	$11,079
9/17	$10,696	$10,998	$11,006
10/17	$10,592	$11,025	$11,030
11/17	$10,562	$10,966	$10,946
12/17	$10,619	$11,081	$11,077
1/18	$10,563	$10,950	$10,949
2/18	$10,558	$10,918	$10,905
3/18	$10,602	$10,958	$10,947
4/18	$10,596	$10,919	$10,905
5/18	$10,704	$11,044	$11,019
6/18	$10,711	$11,053	$11,035
7/18	$10,766	$11,080	$11,054
8/18	$10,772	$11,108	$11,082
9/18	$10,725	$11,037	$11,008
10/18	$10,666	$10,969	$10,940
11/18	$10,760	$11,090	$11,078
12/18	$10,867	$11,223	$11,221
1/19	$10,961	$11,308	$11,313
2/19	$11,015	$11,368	$11,369
3/19	$11,133	$11,548	$11,535
4/19	$11,159	$11,591	$11,571
5/19	$11,289	$11,751	$11,725
6/19	$11,327	$11,794	$11,774
7/19	$11,417	$11,889	$11,865
8/19	$11,612	$12,077	$12,061
9/19	$11,531	$11,980	$11,949
10/19	$11,529	$12,002	$11,978
11/19	$11,542	$12,032	$12,014
12/19	$11,568	$12,068	$12,043
1/20	$11,753	$12,285	$12,262
2/20	$11,899	$12,444	$12,413
3/20	$11,619	$11,992	$12,089
4/20	$11,512	$11,842	$12,011
5/20	$11,859	$12,219	$12,420
6/20	$11,925	$12,319	$12,439
7/20	$12,083	$12,527	$12,640
8/20	$12,026	$12,468	$12,568
9/20	$12,020	$12,470	$12,571
10/20	$11,987	$12,433	$12,537
11/20	$12,157	$12,621	$12,716
12/20	$12,215	$12,697	$12,768
1/21	$12,247	$12,778	$12,820
2/21	$12,034	$12,575	$12,596
3/21	$12,094	$12,653	$12,668
4/21	$12,182	$12,759	$12,768
5/21	$12,227	$12,797	$12,803
6/21	$12,245	$12,832	$12,807
7/21	$12,331	$12,939	$12,928
8/21	$12,294	$12,891	$12,890
9/21	$12,203	$12,798	$12,771
10/21	$12,193	$12,761	$12,739
11/21	$12,280	$12,869	$12,846
12/21	$12,284	$12,890	$12,878
1/22	$11,984	$12,537	$12,503
2/22	$11,934	$12,492	$12,467
3/22	$11,578	$12,087	$12,047
4/22	$11,265	$11,753	$11,677
5/22	$11,383	$11,928	$11,864
6/22	$11,209	$11,732	$11,658
7/22	$11,453	$12,042	$11,978
8/22	$11,207	$11,778	$11,703
9/22	$10,836	$11,326	$11,244
10/22	$10,762	$11,232	$11,159
11/22	$11,241	$11,757	$11,667
12/22	$11,242	$11,791	$11,726
1/23	$11,540	$12,130	$12,042
2/23	$11,272	$11,856	$11,770
3/23	$11,516	$12,119	$12,039
4/23	$11,488	$12,091	$12,020
5/23	$11,361	$11,986	$11,897
6/23	$11,463	$12,106	$12,010
7/23	$11,493	$12,154	$12,043
8/23	$11,322	$11,979	$11,822
9/23	$11,036	$11,628	$11,416
10/23	$10,894	$11,529	$11,316
11/23	$11,523	$12,261	$12,105
12/23	$11,803	$12,546	$12,404
1/24	$11,777	$12,482	$12,328
2/24	$11,794	$12,498	$12,338
3/24	$11,783	$12,497	$12,342
4/24	$11,683	$12,343	$12,150
5/24	$11,687	$12,307	$12,125
6/24	$11,839	$12,495	$12,307
7/24	$11,947	$12,609	$12,423
8/24	$12,015	$12,708	$12,529

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	6.08%	0.68%	2.18%
Class A with 3.25% Maximum Sales Charge	2.67%	0.01%	1.85%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Oregon Municipal Bond Index	5.98%	0.76%	2.28%

AssetsNet	$ 194,540,469
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 611,051
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,540,469
# of Portfolio Holdings	119
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$611,051

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	4.1%
Housing	4.4%
Special Tax Revenue	4.8%
Transportation	5.2%
Water and Sewer	8.2%
Education	8.8%
Hospital	15.3%
General Obligations	43.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013144
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class C
Trading Symbol	ECORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.47%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the industrial development revenue sector -- the best-performing sector in the Index -- hurt returns

↓ An underweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, detracted from Index-relative returns as longer-duration bonds benefited from falling interest rates during the period

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,036	$10,010	$10,004
10/14	$10,072	$10,079	$10,069
11/14	$10,045	$10,096	$10,108
12/14	$10,123	$10,147	$10,161
1/15	$10,338	$10,327	$10,368
2/15	$10,227	$10,220	$10,231
3/15	$10,252	$10,250	$10,259
4/15	$10,191	$10,196	$10,202
5/15	$10,174	$10,168	$10,177
6/15	$10,103	$10,159	$10,167
7/15	$10,161	$10,232	$10,254
8/15	$10,154	$10,252	$10,296
9/15	$10,256	$10,327	$10,375
10/15	$10,282	$10,368	$10,409
11/15	$10,319	$10,409	$10,437
12/15	$10,356	$10,482	$10,508
1/16	$10,480	$10,607	$10,640
2/16	$10,505	$10,624	$10,652
3/16	$10,561	$10,658	$10,692
4/16	$10,640	$10,736	$10,765
5/16	$10,664	$10,765	$10,781
6/16	$10,841	$10,936	$10,958
7/16	$10,810	$10,943	$10,953
8/16	$10,878	$10,958	$10,958
9/16	$10,858	$10,903	$10,915
10/16	$10,771	$10,789	$10,819
11/16	$10,418	$10,386	$10,420
12/16	$10,498	$10,508	$10,561
1/17	$10,512	$10,577	$10,628
2/17	$10,572	$10,651	$10,692
3/17	$10,575	$10,674	$10,713
4/17	$10,656	$10,751	$10,789
5/17	$10,782	$10,922	$10,955
6/17	$10,739	$10,883	$10,917
7/17	$10,789	$10,971	$11,009
8/17	$10,846	$11,054	$11,079
9/17	$10,803	$10,998	$11,006
10/17	$10,691	$11,025	$11,030
11/17	$10,648	$10,966	$10,946
12/17	$10,708	$11,081	$11,077
1/18	$10,642	$10,950	$10,949
2/18	$10,633	$10,918	$10,905
3/18	$10,670	$10,958	$10,947
4/18	$10,661	$10,919	$10,905
5/18	$10,756	$11,044	$11,019
6/18	$10,758	$11,053	$11,035
7/18	$10,805	$11,080	$11,054
8/18	$10,817	$11,108	$11,082
9/18	$10,759	$11,037	$11,008
10/18	$10,689	$10,969	$10,940
11/18	$10,771	$11,090	$11,078
12/18	$10,876	$11,223	$11,221
1/19	$10,957	$11,308	$11,313
2/19	$11,003	$11,368	$11,369
3/19	$11,118	$11,548	$11,535
4/19	$11,149	$11,591	$11,571
5/19	$11,263	$11,751	$11,725
6/19	$11,304	$11,794	$11,774
7/19	$11,381	$11,889	$11,865
8/19	$11,553	$12,077	$12,061
9/19	$11,463	$11,980	$11,949
10/19	$11,456	$12,002	$11,978
11/19	$11,462	$12,032	$12,014
12/19	$11,493	$12,068	$12,043
1/20	$11,668	$12,285	$12,262
2/20	$11,807	$12,444	$12,413
3/20	$11,525	$11,992	$12,089
4/20	$11,399	$11,842	$12,011
5/20	$11,744	$12,219	$12,420
6/20	$11,798	$12,319	$12,439
7/20	$11,960	$12,527	$12,640
8/20	$11,879	$12,468	$12,568
9/20	$11,868	$12,470	$12,571
10/20	$11,832	$12,433	$12,537
11/20	$11,992	$12,621	$12,716
12/20	$12,038	$12,697	$12,768
1/21	$12,061	$12,778	$12,820
2/21	$11,852	$12,575	$12,596
3/21	$11,899	$12,653	$12,668
4/21	$11,985	$12,759	$12,768
5/21	$12,019	$12,797	$12,803
6/21	$12,030	$12,832	$12,807
7/21	$12,101	$12,939	$12,928
8/21	$12,061	$12,891	$12,890
9/21	$11,962	$12,798	$12,771
10/21	$11,935	$12,761	$12,739
11/21	$12,031	$12,869	$12,846
12/21	$12,028	$12,890	$12,878
1/22	$11,717	$12,537	$12,503
2/22	$11,655	$12,492	$12,467
3/22	$11,306	$12,087	$12,047
4/22	$10,985	$11,753	$11,677
5/22	$11,110	$11,928	$11,864
6/22	$10,925	$11,732	$11,658
7/22	$11,149	$12,042	$11,978
8/22	$10,913	$11,778	$11,703
9/22	$10,541	$11,326	$11,244
10/22	$10,470	$11,232	$11,159
11/22	$10,916	$11,757	$11,667
12/22	$10,925	$11,791	$11,726
1/23	$11,198	$12,130	$12,042
2/23	$10,932	$11,856	$11,770
3/23	$11,155	$12,119	$12,039
4/23	$11,127	$12,091	$12,020
5/23	$10,996	$11,986	$11,897
6/23	$11,082	$12,106	$12,010
7/23	$11,105	$12,154	$12,043
8/23	$10,949	$11,979	$11,822
9/23	$10,654	$11,628	$11,416
10/23	$10,525	$11,529	$11,316
11/23	$11,114	$12,261	$12,105
12/23	$11,370	$12,546	$12,404
1/24	$11,355	$12,482	$12,328
2/24	$11,353	$12,498	$12,338
3/24	$11,339	$12,497	$12,342
4/24	$11,234	$12,343	$12,150
5/24	$11,219	$12,307	$12,125
6/24	$11,375	$12,495	$12,307
7/24	$11,465	$12,609	$12,423
8/24	$11,695	$12,708	$12,529

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	5.18%	(0.06)%	1.58%
Class C with 1% Maximum Deferred Sales Charge	4.18%	(0.06)%	1.58%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Oregon Municipal Bond Index	5.98%	0.76%	2.28%

AssetsNet	$ 194,540,469
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 611,051
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,540,469
# of Portfolio Holdings	119
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$611,051

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	4.1%
Housing	4.4%
Special Tax Revenue	4.8%
Transportation	5.2%
Water and Sewer	8.2%
Education	8.8%
Hospital	15.3%
General Obligations	43.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092722
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class I
Trading Symbol	EIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An out-of-Index allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds, contributed to Index-relative returns

↓ Security selections and an underweight position in bonds with 22+ years remaining to maturity detracted from Index-relative returns as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↓ Security selections and an underweight position in the industrial development revenue sector -- the best-performing sector in the Index -- hurt returns

↓ An underweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, detracted from Index-relative returns as longer-duration bonds benefited from falling interest rates during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,004,492	$1,001,017	$1,000,389
10/14	$1,008,975	$1,007,880	$1,006,891
11/14	$1,007,728	$1,009,624	$1,010,750
12/14	$1,014,585	$1,014,718	$1,016,077
1/15	$1,037,625	$1,032,703	$1,036,839
2/15	$1,027,026	$1,022,050	$1,023,083
3/15	$1,031,504	$1,025,002	$1,025,896
4/15	$1,025,450	$1,019,624	$1,020,180
5/15	$1,024,081	$1,016,807	$1,017,660
6/15	$1,018,014	$1,015,880	$1,016,704
7/15	$1,024,935	$1,023,239	$1,025,450
8/15	$1,024,792	$1,025,248	$1,029,623
9/15	$1,036,584	$1,032,675	$1,037,523
10/15	$1,038,848	$1,036,780	$1,040,856
11/15	$1,043,508	$1,040,903	$1,043,728
12/15	$1,048,215	$1,048,216	$1,050,797
1/16	$1,061,374	$1,060,723	$1,064,048
2/16	$1,065,874	$1,062,391	$1,065,179
3/16	$1,071,589	$1,065,756	$1,069,239
4/16	$1,080,905	$1,073,593	$1,076,490
5/16	$1,084,201	$1,076,497	$1,078,089
6/16	$1,102,188	$1,093,622	$1,095,798
7/16	$1,100,603	$1,094,290	$1,095,316
8/16	$1,108,840	$1,095,766	$1,095,797
9/16	$1,107,226	$1,090,297	$1,091,461
10/16	$1,099,393	$1,078,859	$1,081,865
11/16	$1,064,232	$1,038,623	$1,042,001
12/16	$1,072,586	$1,050,816	$1,056,064
1/17	$1,075,999	$1,057,744	$1,062,752
2/17	$1,081,949	$1,065,088	$1,069,150
3/17	$1,084,138	$1,067,401	$1,071,294
4/17	$1,092,588	$1,075,146	$1,078,851
5/17	$1,107,404	$1,092,209	$1,095,468
6/17	$1,103,218	$1,088,292	$1,091,744
7/17	$1,109,315	$1,097,097	$1,100,919
8/17	$1,115,274	$1,105,446	$1,107,924
9/17	$1,112,313	$1,099,825	$1,100,608
10/17	$1,101,626	$1,102,510	$1,102,958
11/17	$1,098,665	$1,096,607	$1,094,643
12/17	$1,106,079	$1,108,068	$1,107,714
1/18	$1,099,177	$1,095,023	$1,094,914
2/18	$1,098,779	$1,091,751	$1,090,511
3/18	$1,103,591	$1,095,781	$1,094,746
4/18	$1,103,160	$1,091,870	$1,090,507
5/18	$1,114,587	$1,104,374	$1,101,894
6/18	$1,115,489	$1,105,316	$1,103,475
7/18	$1,121,426	$1,107,998	$1,105,379
8/18	$1,123,504	$1,110,844	$1,108,237
9/18	$1,117,549	$1,103,652	$1,100,850
10/18	$1,111,529	$1,096,856	$1,094,012
11/18	$1,121,502	$1,108,996	$1,107,768
12/18	$1,134,195	$1,122,274	$1,122,125
1/19	$1,142,818	$1,130,758	$1,131,283
2/19	$1,148,676	$1,136,812	$1,136,937
3/19	$1,161,198	$1,154,783	$1,153,464
4/19	$1,165,448	$1,159,123	$1,157,143
5/19	$1,179,205	$1,175,103	$1,172,509
6/19	$1,183,357	$1,179,442	$1,177,364
7/19	$1,191,555	$1,188,947	$1,186,485
8/19	$1,212,126	$1,207,701	$1,206,056
9/19	$1,203,921	$1,198,020	$1,194,871
10/19	$1,203,901	$1,200,167	$1,197,789
11/19	$1,205,405	$1,203,169	$1,201,434
12/19	$1,208,339	$1,206,842	$1,204,311
1/20	$1,227,904	$1,228,525	$1,226,242
2/20	$1,243,330	$1,244,367	$1,241,345
3/20	$1,214,257	$1,199,230	$1,208,856
4/20	$1,203,238	$1,184,180	$1,201,113
5/20	$1,239,688	$1,221,850	$1,241,955
6/20	$1,246,719	$1,231,906	$1,243,883
7/20	$1,264,929	$1,252,655	$1,263,972
8/20	$1,257,684	$1,246,777	$1,256,762
9/20	$1,257,286	$1,247,042	$1,257,113
10/20	$1,254,061	$1,243,296	$1,253,733
11/20	$1,271,998	$1,262,058	$1,271,624
12/20	$1,278,354	$1,269,746	$1,276,849
1/21	$1,281,885	$1,277,837	$1,281,954
2/21	$1,261,202	$1,257,534	$1,259,637
3/21	$1,266,244	$1,265,290	$1,266,806
4/21	$1,277,103	$1,275,903	$1,276,799
5/21	$1,280,605	$1,279,709	$1,280,295
6/21	$1,284,149	$1,283,223	$1,280,685
7/21	$1,291,974	$1,293,866	$1,292,777
8/21	$1,289,747	$1,289,118	$1,288,998
9/21	$1,279,001	$1,279,814	$1,277,126
10/21	$1,278,179	$1,276,072	$1,273,903
11/21	$1,287,497	$1,286,935	$1,284,595
12/21	$1,289,578	$1,289,012	$1,287,756
1/22	$1,256,806	$1,253,728	$1,250,300
2/22	$1,251,731	$1,249,236	$1,246,652
3/22	$1,216,022	$1,208,739	$1,204,744
4/22	$1,181,923	$1,175,306	$1,167,687
5/22	$1,195,987	$1,192,765	$1,186,404
6/22	$1,176,395	$1,173,230	$1,165,800
7/22	$1,202,236	$1,204,229	$1,197,761
8/22	$1,176,585	$1,177,836	$1,170,341
9/22	$1,137,776	$1,132,630	$1,124,361
10/22	$1,131,669	$1,123,211	$1,115,880
11/22	$1,180,731	$1,175,747	$1,166,664
12/22	$1,182,498	$1,179,113	$1,172,637
1/23	$1,212,615	$1,212,983	$1,204,240
2/23	$1,184,632	$1,185,555	$1,177,047
3/23	$1,210,422	$1,211,860	$1,203,875
4/23	$1,207,763	$1,209,092	$1,202,019
5/23	$1,194,508	$1,198,614	$1,189,669
6/23	$1,205,434	$1,210,621	$1,200,980
7/23	$1,208,842	$1,215,410	$1,204,325
8/23	$1,192,540	$1,197,913	$1,182,201
9/23	$1,161,045	$1,162,804	$1,141,584
10/23	$1,147,810	$1,152,908	$1,131,576
11/23	$1,212,752	$1,226,096	$1,210,538
12/23	$1,242,545	$1,254,593	$1,240,418
1/24	$1,241,520	$1,248,186	$1,232,788
2/24	$1,242,002	$1,249,789	$1,233,830
3/24	$1,242,566	$1,249,749	$1,234,171
4/24	$1,230,681	$1,234,271	$1,215,029
5/24	$1,231,244	$1,230,651	$1,212,533
6/24	$1,249,105	$1,249,514	$1,230,700
7/24	$1,259,116	$1,260,903	$1,242,346
8/24	$1,266,017	$1,270,847	$1,252,938

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	6.16%	0.87%	2.38%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Oregon Municipal Bond Index	5.98%	0.76%	2.28%

AssetsNet	$ 194,540,469
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 611,051
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$194,540,469
# of Portfolio Holdings	119
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$611,051

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Electric Utilities	4.1%
Housing	4.4%
Special Tax Revenue	4.8%
Transportation	5.2%
Water and Sewer	8.2%
Education	8.8%
Hospital	15.3%
General Obligations	43.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013151
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class A
Trading Symbol	EASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in local general obligation bonds detracted from Index-relative returns during the period

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,714	$10,010	$9,999
10/14	$9,785	$10,079	$10,071
11/14	$9,793	$10,096	$10,083
12/14	$9,885	$10,147	$10,149
1/15	$10,082	$10,327	$10,359
2/15	$9,974	$10,220	$10,217
3/15	$10,014	$10,250	$10,261
4/15	$9,947	$10,196	$10,190
5/15	$9,913	$10,168	$10,169
6/15	$9,847	$10,159	$10,149
7/15	$9,920	$10,232	$10,236
8/15	$9,919	$10,252	$10,256
9/15	$10,026	$10,327	$10,322
10/15	$10,057	$10,368	$10,354
11/15	$10,122	$10,409	$10,401
12/15	$10,206	$10,482	$10,476
1/16	$10,311	$10,607	$10,614
2/16	$10,351	$10,624	$10,638
3/16	$10,401	$10,658	$10,694
4/16	$10,484	$10,736	$10,790
5/16	$10,511	$10,765	$10,833
6/16	$10,672	$10,936	$11,037
7/16	$10,655	$10,943	$11,046
8/16	$10,726	$10,958	$11,051
9/16	$10,686	$10,903	$10,998
10/16	$10,601	$10,789	$10,874
11/16	$10,247	$10,386	$10,417
12/16	$10,341	$10,508	$10,549
1/17	$10,368	$10,577	$10,619
2/17	$10,417	$10,651	$10,666
3/17	$10,433	$10,674	$10,511
4/17	$10,516	$10,751	$10,637
5/17	$10,668	$10,922	$10,843
6/17	$10,626	$10,883	$10,857
7/17	$10,665	$10,971	$10,932
8/17	$10,737	$11,054	$11,061
9/17	$10,719	$10,998	$10,978
10/17	$10,653	$11,025	$11,028
11/17	$10,588	$10,966	$11,011
12/17	$10,638	$11,081	$11,146
1/18	$10,583	$10,950	$10,997
2/18	$10,552	$10,918	$10,933
3/18	$10,579	$10,958	$10,965
4/18	$10,560	$10,919	$10,936
5/18	$10,670	$11,044	$11,023
6/18	$10,698	$11,053	$11,058
7/18	$10,762	$11,080	$11,065
8/18	$10,778	$11,108	$11,087
9/18	$10,725	$11,037	$11,006
10/18	$10,672	$10,969	$10,966
11/18	$10,746	$11,090	$11,062
12/18	$10,853	$11,223	$11,198
1/19	$10,937	$11,308	$11,280
2/19	$11,011	$11,368	$11,406
3/19	$11,110	$11,548	$11,606
4/19	$11,126	$11,591	$11,667
5/19	$11,247	$11,751	$11,878
6/19	$11,284	$11,794	$11,919
7/19	$11,347	$11,889	$12,000
8/19	$11,469	$12,077	$12,182
9/19	$11,408	$11,980	$12,106
10/19	$11,418	$12,002	$12,127
11/19	$11,429	$12,032	$12,154
12/19	$11,466	$12,068	$12,196
1/20	$11,613	$12,285	$12,367
2/20	$11,723	$12,444	$12,546
3/20	$11,425	$11,992	$12,097
4/20	$11,300	$11,842	$11,923
5/20	$11,608	$12,219	$12,234
6/20	$11,706	$12,319	$12,458
7/20	$11,839	$12,527	$12,647
8/20	$11,809	$12,468	$12,648
9/20	$11,818	$12,470	$12,655
10/20	$11,826	$12,433	$12,621
11/20	$11,948	$12,621	$12,806
12/20	$11,994	$12,697	$12,883
1/21	$12,062	$12,778	$12,996
2/21	$11,929	$12,575	$12,800
3/21	$11,959	$12,653	$12,864
4/21	$12,026	$12,759	$12,957
5/21	$12,054	$12,797	$12,989
6/21	$12,071	$12,832	$13,017
7/21	$12,138	$12,939	$13,108
8/21	$12,116	$12,891	$13,072
9/21	$12,030	$12,798	$13,028
10/21	$12,008	$12,761	$12,975
11/21	$12,089	$12,869	$13,063
12/21	$12,093	$12,890	$13,088
1/22	$11,815	$12,537	$12,783
2/22	$11,757	$12,492	$12,720
3/22	$11,441	$12,087	$12,308
4/22	$11,203	$11,753	$11,969
5/22	$11,298	$11,928	$12,102
6/22	$11,162	$11,732	$11,851
7/22	$11,361	$12,042	$12,146
8/22	$11,184	$11,778	$11,924
9/22	$10,866	$11,326	$11,442
10/22	$10,821	$11,232	$11,312
11/22	$11,194	$11,757	$11,839
12/22	$11,227	$11,791	$11,897
1/23	$11,456	$12,130	$12,253
2/23	$11,256	$11,856	$11,995
3/23	$11,434	$12,119	$12,227
4/23	$11,432	$12,091	$12,180
5/23	$11,350	$11,986	$12,136
6/23	$11,413	$12,106	$12,272
7/23	$11,438	$12,154	$12,330
8/23	$11,345	$11,979	$12,105
9/23	$11,030	$11,628	$11,705
10/23	$10,888	$11,529	$11,622
11/23	$11,495	$12,261	$12,380
12/23	$11,728	$12,546	$12,694
1/24	$11,733	$12,482	$12,606
2/24	$11,738	$12,498	$12,622
3/24	$11,744	$12,497	$12,685
4/24	$11,641	$12,343	$12,526
5/24	$11,648	$12,307	$12,511
6/24	$11,818	$12,495	$12,720
7/24	$11,907	$12,609	$12,838
8/24	$11,972	$12,708	$12,938

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	5.50%	0.86%	2.15%
Class A with 3.25% Maximum Sales Charge	2.04%	0.18%	1.82%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg South Carolina Municipal Bond Index	6.88%	1.21%	2.61%

AssetsNet	$ 181,965,920
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 647,151
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$181,965,920
# of Portfolio Holdings	91
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$647,151

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.7%
Senior Living/Life Care	3.2%
Housing	4.3%
Lease Rev./Cert. of Participation	4.7%
Transportation	5.7%
Electric Utilities	12.6%
Water and Sewer	17.8%
Hospital	19.1%
General Obligations	22.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013153
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class C
Trading Symbol	ECSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in local general obligation bonds detracted from Index-relative returns during the period

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,024	$10,010	$9,999
10/14	$10,098	$10,079	$10,071
11/14	$10,102	$10,096	$10,083
12/14	$10,186	$10,147	$10,149
1/15	$10,393	$10,327	$10,359
2/15	$10,274	$10,220	$10,217
3/15	$10,297	$10,250	$10,261
4/15	$10,228	$10,196	$10,190
5/15	$10,179	$10,168	$10,169
6/15	$10,111	$10,159	$10,149
7/15	$10,178	$10,232	$10,236
8/15	$10,172	$10,252	$10,256
9/15	$10,271	$10,327	$10,322
10/15	$10,296	$10,368	$10,354
11/15	$10,354	$10,409	$10,401
12/15	$10,441	$10,482	$10,476
1/16	$10,548	$10,607	$10,614
2/16	$10,571	$10,624	$10,638
3/16	$10,625	$10,658	$10,694
4/16	$10,700	$10,736	$10,790
5/16	$10,721	$10,765	$10,833
6/16	$10,871	$10,936	$11,037
7/16	$10,849	$10,943	$11,046
8/16	$10,911	$10,958	$11,051
9/16	$10,868	$10,903	$10,998
10/16	$10,781	$10,789	$10,874
11/16	$10,416	$10,386	$10,417
12/16	$10,500	$10,508	$10,549
1/17	$10,521	$10,577	$10,619
2/17	$10,564	$10,651	$10,666
3/17	$10,573	$10,674	$10,511
4/17	$10,648	$10,751	$10,637
5/17	$10,798	$10,922	$10,843
6/17	$10,754	$10,883	$10,857
7/17	$10,785	$10,971	$10,932
8/17	$10,849	$11,054	$11,061
9/17	$10,815	$10,998	$10,978
10/17	$10,748	$11,025	$11,028
11/17	$10,681	$10,966	$11,011
12/17	$10,712	$11,081	$11,146
1/18	$10,654	$10,950	$10,997
2/18	$10,620	$10,918	$10,933
3/18	$10,641	$10,958	$10,965
4/18	$10,617	$10,919	$10,936
5/18	$10,716	$11,044	$11,023
6/18	$10,750	$11,053	$11,058
7/18	$10,793	$11,080	$11,065
8/18	$10,814	$11,108	$11,087
9/18	$10,749	$11,037	$11,006
10/18	$10,693	$10,969	$10,966
11/18	$10,758	$11,090	$11,062
12/18	$10,854	$11,223	$11,198
1/19	$10,927	$11,308	$11,280
2/19	$10,992	$11,368	$11,406
3/19	$11,091	$11,548	$11,606
4/19	$11,101	$11,591	$11,667
5/19	$11,209	$11,751	$11,878
6/19	$11,250	$11,794	$11,919
7/19	$11,303	$11,889	$12,000
8/19	$11,412	$12,077	$12,182
9/19	$11,348	$11,980	$12,106
10/19	$11,340	$12,002	$12,127
11/19	$11,357	$12,032	$12,154
12/19	$11,374	$12,068	$12,196
1/20	$11,529	$12,285	$12,367
2/20	$11,615	$12,444	$12,546
3/20	$11,331	$11,992	$12,097
4/20	$11,197	$11,842	$11,923
5/20	$11,478	$12,219	$12,234
6/20	$11,575	$12,319	$12,458
7/20	$11,693	$12,527	$12,647
8/20	$11,659	$12,468	$12,648
9/20	$11,673	$12,470	$12,655
10/20	$11,663	$12,433	$12,621
11/20	$11,781	$12,621	$12,806
12/20	$11,829	$12,697	$12,883
1/21	$11,875	$12,778	$12,996
2/21	$11,734	$12,575	$12,800
3/21	$11,767	$12,653	$12,864
4/21	$11,822	$12,759	$12,957
5/21	$11,830	$12,797	$12,989
6/21	$11,850	$12,832	$13,017
7/21	$11,906	$12,939	$13,108
8/21	$11,879	$12,891	$13,072
9/21	$11,793	$12,798	$13,028
10/21	$11,766	$12,761	$12,975
11/21	$11,834	$12,869	$13,063
12/21	$11,819	$12,890	$13,088
1/22	$11,545	$12,537	$12,783
2/22	$11,486	$12,492	$12,720
3/22	$11,166	$12,087	$12,308
4/22	$10,929	$11,753	$11,969
5/22	$11,010	$11,928	$12,102
6/22	$10,879	$11,732	$11,851
7/22	$11,068	$12,042	$12,146
8/22	$10,876	$11,778	$11,924
9/22	$10,567	$11,326	$11,442
10/22	$10,509	$11,232	$11,312
11/22	$10,868	$11,757	$11,839
12/22	$10,892	$11,791	$11,897
1/23	$11,120	$12,130	$12,253
2/23	$10,909	$11,856	$11,995
3/23	$11,077	$12,119	$12,227
4/23	$11,057	$12,091	$12,180
5/23	$10,977	$11,986	$12,136
6/23	$11,041	$12,106	$12,272
7/23	$11,058	$12,154	$12,330
8/23	$10,956	$11,979	$12,105
9/23	$10,652	$11,628	$11,705
10/23	$10,506	$11,529	$11,622
11/23	$11,077	$12,261	$12,380
12/23	$11,308	$12,546	$12,694
1/24	$11,307	$12,482	$12,606
2/24	$11,295	$12,498	$12,622
3/24	$11,294	$12,497	$12,685
4/24	$11,184	$12,343	$12,526
5/24	$11,185	$12,307	$12,511
6/24	$11,346	$12,495	$12,720
7/24	$11,421	$12,609	$12,838
8/24	$11,641	$12,708	$12,938

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	4.71%	0.11%	1.53%
Class C with 1% Maximum Deferred Sales Charge	3.71%	0.11%	1.53%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg South Carolina Municipal Bond Index	6.88%	1.21%	2.61%

AssetsNet	$ 181,965,920
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 647,151
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$181,965,920
# of Portfolio Holdings	91
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$647,151

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.7%
Senior Living/Life Care	3.2%
Housing	4.3%
Lease Rev./Cert. of Participation	4.7%
Transportation	5.7%
Electric Utilities	12.6%
Water and Sewer	17.8%
Hospital	19.1%
General Obligations	22.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063952
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class I
Trading Symbol	EISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections in bonds with 22+ years remaining to maturity detracted from Index-relative returns during the period

↓ Security selections and an underweight position in the transportation sector, which outperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in local general obligation bonds detracted from Index-relative returns during the period

↑ Security selections and an underweight position in AAA-rated bonds helped Index-relative returns as AAA bonds underperformed lower-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ Security selections and an overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,004,242	$1,001,017	$999,916
10/14	$1,011,736	$1,007,880	$1,007,122
11/14	$1,012,745	$1,009,624	$1,008,278
12/14	$1,022,385	$1,014,718	$1,014,935
1/15	$1,042,947	$1,032,703	$1,035,896
2/15	$1,031,893	$1,022,050	$1,021,678
3/15	$1,035,061	$1,025,002	$1,026,147
4/15	$1,029,479	$1,019,624	$1,019,035
5/15	$1,026,082	$1,016,807	$1,016,910
6/15	$1,019,425	$1,015,880	$1,014,931
7/15	$1,027,213	$1,023,239	$1,023,562
8/15	$1,027,263	$1,025,248	$1,025,562
9/15	$1,038,501	$1,032,675	$1,032,160
10/15	$1,041,920	$1,036,780	$1,035,434
11/15	$1,048,801	$1,040,903	$1,040,101
12/15	$1,057,657	$1,048,216	$1,047,609
1/16	$1,068,715	$1,060,723	$1,061,415
2/16	$1,072,983	$1,062,391	$1,063,777
3/16	$1,078,396	$1,065,756	$1,069,385
4/16	$1,087,195	$1,073,593	$1,078,951
5/16	$1,090,209	$1,076,497	$1,083,266
6/16	$1,107,052	$1,093,622	$1,103,669
7/16	$1,105,470	$1,094,290	$1,104,596
8/16	$1,113,009	$1,095,766	$1,105,133
9/16	$1,109,045	$1,090,297	$1,099,783
10/16	$1,100,408	$1,078,859	$1,087,440
11/16	$1,063,897	$1,038,623	$1,041,744
12/16	$1,073,815	$1,050,816	$1,054,870
1/17	$1,076,778	$1,057,744	$1,061,875
2/17	$1,082,091	$1,065,088	$1,066,645
3/17	$1,083,892	$1,067,401	$1,051,089
4/17	$1,092,734	$1,075,146	$1,063,711
5/17	$1,108,674	$1,092,209	$1,084,314
6/17	$1,104,568	$1,088,292	$1,085,683
7/17	$1,108,720	$1,097,097	$1,093,199
8/17	$1,116,461	$1,105,446	$1,106,077
9/17	$1,113,499	$1,099,825	$1,097,769
10/17	$1,108,131	$1,102,510	$1,102,842
11/17	$1,101,556	$1,096,607	$1,101,143
12/17	$1,106,941	$1,108,068	$1,114,582
1/18	$1,100,185	$1,095,023	$1,099,743
2/18	$1,098,340	$1,091,751	$1,093,346
3/18	$1,101,344	$1,095,781	$1,096,500
4/18	$1,099,490	$1,091,870	$1,093,616
5/18	$1,111,112	$1,104,374	$1,102,317
6/18	$1,114,270	$1,105,316	$1,105,807
7/18	$1,121,073	$1,107,998	$1,106,484
8/18	$1,122,938	$1,110,844	$1,108,730
9/18	$1,117,673	$1,103,652	$1,100,568
10/18	$1,112,333	$1,096,856	$1,096,642
11/18	$1,120,236	$1,108,996	$1,106,218
12/18	$1,131,509	$1,122,274	$1,119,775
1/19	$1,140,503	$1,130,758	$1,128,035
2/19	$1,148,355	$1,136,812	$1,140,650
3/19	$1,158,892	$1,154,783	$1,160,609
4/19	$1,160,698	$1,159,123	$1,166,651
5/19	$1,173,574	$1,175,103	$1,187,828
6/19	$1,177,634	$1,179,442	$1,191,875
7/19	$1,184,349	$1,188,947	$1,199,999
8/19	$1,197,297	$1,207,701	$1,218,197
9/19	$1,191,073	$1,198,020	$1,210,596
10/19	$1,191,047	$1,200,167	$1,212,741
11/19	$1,193,726	$1,203,169	$1,215,361
12/19	$1,197,774	$1,206,842	$1,219,594
1/20	$1,213,343	$1,228,525	$1,236,668
2/20	$1,223,670	$1,244,367	$1,254,574
3/20	$1,194,120	$1,199,230	$1,209,684
4/20	$1,181,278	$1,184,180	$1,192,341
5/20	$1,212,323	$1,221,850	$1,223,400
6/20	$1,223,993	$1,231,906	$1,245,770
7/20	$1,236,824	$1,252,655	$1,264,750
8/20	$1,235,245	$1,246,777	$1,264,842
9/20	$1,236,373	$1,247,042	$1,265,454
10/20	$1,236,151	$1,243,296	$1,262,051
11/20	$1,250,393	$1,262,058	$1,280,623
12/20	$1,255,377	$1,269,746	$1,288,342
1/21	$1,261,455	$1,277,837	$1,299,615
2/21	$1,249,068	$1,257,534	$1,279,957
3/21	$1,252,409	$1,265,290	$1,286,374
4/21	$1,259,594	$1,275,903	$1,295,716
5/21	$1,261,447	$1,279,709	$1,298,899
6/21	$1,264,704	$1,283,223	$1,301,662
7/21	$1,271,902	$1,293,866	$1,310,809
8/21	$1,269,813	$1,289,118	$1,307,220
9/21	$1,261,106	$1,279,814	$1,302,848
10/21	$1,258,977	$1,276,072	$1,297,472
11/21	$1,267,644	$1,286,935	$1,306,297
12/21	$1,266,908	$1,289,012	$1,308,799
1/22	$1,238,030	$1,253,728	$1,278,288
2/22	$1,233,526	$1,249,236	$1,272,036
3/22	$1,200,615	$1,208,739	$1,230,798
4/22	$1,175,817	$1,175,306	$1,196,923
5/22	$1,186,004	$1,192,765	$1,210,196
6/22	$1,171,895	$1,173,230	$1,185,121
7/22	$1,192,996	$1,204,229	$1,214,583
8/22	$1,173,270	$1,177,836	$1,192,411
9/22	$1,141,503	$1,132,630	$1,144,236
10/22	$1,135,621	$1,123,211	$1,131,167
11/22	$1,176,260	$1,175,747	$1,183,898
12/22	$1,179,914	$1,179,113	$1,189,683
1/23	$1,204,191	$1,212,983	$1,225,319
2/23	$1,182,039	$1,185,555	$1,199,457
3/23	$1,202,300	$1,211,860	$1,222,684
4/23	$1,200,855	$1,209,092	$1,217,984
5/23	$1,193,864	$1,198,614	$1,213,633
6/23	$1,200,705	$1,210,621	$1,227,215
7/23	$1,203,478	$1,215,410	$1,233,028
8/23	$1,192,562	$1,197,913	$1,210,531
9/23	$1,161,057	$1,162,804	$1,170,541
10/23	$1,146,330	$1,152,908	$1,162,236
11/23	$1,208,912	$1,226,096	$1,237,966
12/23	$1,235,031	$1,254,593	$1,269,407
1/24	$1,235,780	$1,248,186	$1,260,642
2/24	$1,236,551	$1,249,789	$1,262,238
3/24	$1,237,339	$1,249,749	$1,268,496
4/24	$1,226,778	$1,234,271	$1,252,633
5/24	$1,227,652	$1,230,651	$1,251,096
6/24	$1,245,789	$1,249,514	$1,272,038
7/24	$1,255,326	$1,260,903	$1,283,818
8/24	$1,260,752	$1,270,847	$1,293,783

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	5.72%	1.04%	2.34%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg South Carolina Municipal Bond Index	6.88%	1.21%	2.61%

AssetsNet	$ 181,965,920
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 647,151
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$181,965,920
# of Portfolio Holdings	91
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$647,151

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.7%
Senior Living/Life Care	3.2%
Housing	4.3%
Lease Rev./Cert. of Participation	4.7%
Transportation	5.7%
Electric Utilities	12.6%
Water and Sewer	17.8%
Hospital	19.1%
General Obligations	22.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013157
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class A
Trading Symbol	ETVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↓ An overweight position in the water and sewer sector, which underperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in the housing sector detracted from Index-relative returns during the period

↓ An overweight position in bonds with 2-4 years remaining to maturity detracted from Index-relative returns as shorter-maturity bonds generally underperformed longer-maturity bonds during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/14	$9,675	$10,000	$10,000
9/14	$9,741	$10,010	$10,004
10/14	$9,770	$10,079	$10,075
11/14	$9,729	$10,096	$10,087
12/14	$9,760	$10,147	$10,128
1/15	$9,863	$10,327	$10,293
2/15	$9,821	$10,220	$10,194
3/15	$9,852	$10,250	$10,231
4/15	$9,823	$10,196	$10,187
5/15	$9,804	$10,168	$10,165
6/15	$9,787	$10,159	$10,162
7/15	$9,818	$10,232	$10,225
8/15	$9,838	$10,252	$10,253
9/15	$9,895	$10,327	$10,324
10/15	$9,939	$10,368	$10,364
11/15	$9,996	$10,409	$10,394
12/15	$10,090	$10,482	$10,452
1/16	$10,209	$10,607	$10,577
2/16	$10,229	$10,624	$10,603
3/16	$10,248	$10,658	$10,629
4/16	$10,342	$10,736	$10,699
5/16	$10,374	$10,765	$10,716
6/16	$10,544	$10,936	$10,871
7/16	$10,535	$10,943	$10,876
8/16	$10,552	$10,958	$10,879
9/16	$10,518	$10,903	$10,842
10/16	$10,458	$10,789	$10,738
11/16	$10,192	$10,386	$10,349
12/16	$10,261	$10,508	$10,478
1/17	$10,311	$10,577	$10,552
2/17	$10,367	$10,651	$10,619
3/17	$10,383	$10,674	$10,639
4/17	$10,452	$10,751	$10,723
5/17	$10,547	$10,922	$10,873
6/17	$10,524	$10,883	$10,839
7/17	$10,566	$10,971	$10,912
8/17	$10,622	$11,054	$10,984
9/17	$10,562	$10,998	$10,912
10/17	$10,516	$11,025	$10,921
11/17	$10,443	$10,966	$10,838
12/17	$10,504	$11,081	$10,969
1/18	$10,415	$10,950	$10,847
2/18	$10,395	$10,918	$10,811
3/18	$10,442	$10,958	$10,853
4/18	$10,417	$10,919	$10,809
5/18	$10,513	$11,044	$10,928
6/18	$10,542	$11,053	$10,937
7/18	$10,568	$11,080	$10,958
8/18	$10,599	$11,108	$10,983
9/18	$10,545	$11,037	$10,914
10/18	$10,490	$10,969	$10,858
11/18	$10,587	$11,090	$10,975
12/18	$10,683	$11,223	$11,102
1/19	$10,764	$11,308	$11,191
2/19	$10,820	$11,368	$11,249
3/19	$10,944	$11,548	$11,403
4/19	$10,958	$11,591	$11,430
5/19	$11,082	$11,751	$11,571
6/19	$11,122	$11,794	$11,613
7/19	$11,203	$11,889	$11,710
8/19	$11,369	$12,077	$11,860
9/19	$11,294	$11,980	$11,773
10/19	$11,289	$12,002	$11,799
11/19	$11,299	$12,032	$11,832
12/19	$11,326	$12,068	$11,860
1/20	$11,523	$12,285	$12,043
2/20	$11,649	$12,444	$12,162
3/20	$11,258	$11,992	$11,836
4/20	$11,155	$11,842	$11,764
5/20	$11,513	$12,219	$12,132
6/20	$11,597	$12,319	$12,183
7/20	$11,753	$12,527	$12,353
8/20	$11,720	$12,468	$12,315
9/20	$11,728	$12,470	$12,323
10/20	$11,693	$12,433	$12,279
11/20	$11,862	$12,621	$12,433
12/20	$11,928	$12,697	$12,475
1/21	$11,979	$12,778	$12,540
2/21	$11,812	$12,575	$12,366
3/21	$11,831	$12,653	$12,422
4/21	$11,925	$12,759	$12,506
5/21	$11,974	$12,797	$12,527
6/21	$11,994	$12,832	$12,559
7/21	$12,073	$12,939	$12,651
8/21	$12,033	$12,891	$12,604
9/21	$11,934	$12,798	$12,530
10/21	$11,908	$12,761	$12,505
11/21	$11,988	$12,869	$12,586
12/21	$11,993	$12,890	$12,605
1/22	$11,684	$12,537	$12,301
2/22	$11,600	$12,492	$12,262
3/22	$11,276	$12,087	$11,876
4/22	$10,966	$11,753	$11,547
5/22	$11,077	$11,928	$11,718
6/22	$10,918	$11,732	$11,523
7/22	$11,182	$12,042	$11,830
8/22	$10,914	$11,778	$11,563
9/22	$10,542	$11,326	$11,075
10/22	$10,457	$11,232	$11,002
11/22	$10,892	$11,757	$11,521
12/22	$10,899	$11,791	$11,548
1/23	$11,182	$12,130	$11,883
2/23	$10,930	$11,856	$11,590
3/23	$11,108	$12,119	$11,858
4/23	$11,102	$12,091	$11,825
5/23	$11,003	$11,986	$11,717
6/23	$11,084	$12,106	$11,840
7/23	$11,126	$12,154	$11,878
8/23	$10,982	$11,979	$11,687
9/23	$10,638	$11,628	$11,303
10/23	$10,465	$11,529	$11,198
11/23	$11,139	$12,261	$11,976
12/23	$11,389	$12,546	$12,264
1/24	$11,404	$12,482	$12,185
2/24	$11,404	$12,498	$12,203
3/24	$11,435	$12,497	$12,205
4/24	$11,355	$12,343	$12,050
5/24	$11,323	$12,307	$12,010
6/24	$11,501	$12,495	$12,205
7/24	$11,568	$12,609	$12,308
8/24	$11,659	$12,708	$12,395

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A	6.12%	0.50%	1.88%
Class A with 3.25% Maximum Sales Charge	2.62%	(0.17)%	1.55%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Virginia Municipal Bond Index	6.05%	0.89%	2.17%

AssetsNet	$ 60,961,725
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 162,441
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,961,725
# of Portfolio Holdings	65
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$162,441

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Electric Utilities	4.1%
Bond Bank	4.7%
Lease Rev./Cert. of Participation	5.3%
Education	7.2%
Senior Living/Life Care	7.3%
Housing	9.1%
Water and Sewer	12.9%
General Obligations	13.3%
Transportation	14.1%
Hospital	16.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013159
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class C
Trading Symbol	ECVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position in the water and sewer sector, which underperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in the housing sector detracted from Index-relative returns during the period

↓ An overweight position in bonds with 2-4 years remaining to maturity detracted from Index-relative returns as shorter-maturity bonds generally underperformed longer-maturity bonds during the period

↑ An overweight position in bonds rated BBB and below helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/14	$10,000	$10,000	$10,000
9/14	$10,069	$10,010	$10,004
10/14	$10,082	$10,079	$10,075
11/14	$10,040	$10,096	$10,087
12/14	$10,065	$10,147	$10,128
1/15	$10,158	$10,327	$10,293
2/15	$10,116	$10,220	$10,194
3/15	$10,141	$10,250	$10,231
4/15	$10,100	$10,196	$10,187
5/15	$10,080	$10,168	$10,165
6/15	$10,060	$10,159	$10,162
7/15	$10,086	$10,232	$10,225
8/15	$10,101	$10,252	$10,253
9/15	$10,140	$10,327	$10,324
10/15	$10,189	$10,368	$10,364
11/15	$10,250	$10,409	$10,394
12/15	$10,322	$10,482	$10,452
1/16	$10,441	$10,607	$10,577
2/16	$10,456	$10,624	$10,603
3/16	$10,481	$10,658	$10,629
4/16	$10,565	$10,736	$10,699
5/16	$10,591	$10,765	$10,716
6/16	$10,755	$10,936	$10,871
7/16	$10,743	$10,943	$10,876
8/16	$10,755	$10,958	$10,879
9/16	$10,708	$10,903	$10,842
10/16	$10,638	$10,789	$10,738
11/16	$10,366	$10,386	$10,349
12/16	$10,426	$10,508	$10,478
1/17	$10,480	$10,577	$10,552
2/17	$10,517	$10,651	$10,619
3/17	$10,528	$10,674	$10,639
4/17	$10,588	$10,751	$10,723
5/17	$10,695	$10,922	$10,873
6/17	$10,658	$10,883	$10,839
7/17	$10,692	$10,971	$10,912
8/17	$10,741	$11,054	$10,984
9/17	$10,670	$10,998	$10,912
10/17	$10,612	$11,025	$10,921
11/17	$10,542	$10,966	$10,838
12/17	$10,594	$11,081	$10,969
1/18	$10,509	$10,950	$10,847
2/18	$10,476	$10,918	$10,811
3/18	$10,504	$10,958	$10,853
4/18	$10,476	$10,919	$10,809
5/18	$10,572	$11,044	$10,928
6/18	$10,595	$11,053	$10,937
7/18	$10,615	$11,080	$10,958
8/18	$10,639	$11,108	$10,983
9/18	$10,587	$11,037	$10,914
10/18	$10,520	$10,969	$10,858
11/18	$10,604	$11,090	$10,975
12/18	$10,699	$11,223	$11,102
1/19	$10,769	$11,308	$11,191
2/19	$10,815	$11,368	$11,249
3/19	$10,936	$11,548	$11,403
4/19	$10,944	$11,591	$11,430
5/19	$11,064	$11,751	$11,571
6/19	$11,096	$11,794	$11,613
7/19	$11,177	$11,889	$11,710
8/19	$11,334	$12,077	$11,860
9/19	$11,237	$11,980	$11,773
10/19	$11,240	$12,002	$11,799
11/19	$11,232	$12,032	$11,832
12/19	$11,264	$12,068	$11,860
1/20	$11,448	$12,285	$12,043
2/20	$11,570	$12,444	$12,162
3/20	$11,176	$11,992	$11,836
4/20	$11,054	$11,842	$11,764
5/20	$11,408	$12,219	$12,132
6/20	$11,479	$12,319	$12,183
7/20	$11,640	$12,527	$12,353
8/20	$11,579	$12,468	$12,315
9/20	$11,582	$12,470	$12,323
10/20	$11,558	$12,433	$12,279
11/20	$11,717	$12,621	$12,433
12/20	$11,771	$12,697	$12,475
1/21	$11,810	$12,778	$12,540
2/21	$11,631	$12,575	$12,366
3/21	$11,655	$12,653	$12,422
4/21	$11,734	$12,759	$12,506
5/21	$11,772	$12,797	$12,527
6/21	$11,785	$12,832	$12,559
7/21	$11,849	$12,939	$12,651
8/21	$11,821	$12,891	$12,604
9/21	$11,714	$12,798	$12,530
10/21	$11,673	$12,761	$12,505
11/21	$11,738	$12,869	$12,586
12/21	$11,737	$12,890	$12,605
1/22	$11,432	$12,537	$12,301
2/22	$11,354	$12,492	$12,262
3/22	$11,022	$12,087	$11,876
4/22	$10,705	$11,753	$11,547
5/22	$10,811	$11,928	$11,718
6/22	$10,653	$11,732	$11,523
7/22	$10,894	$12,042	$11,830
8/22	$10,640	$11,778	$11,563
9/22	$10,268	$11,326	$11,075
10/22	$10,176	$11,232	$11,002
11/22	$10,593	$11,757	$11,521
12/22	$10,595	$11,791	$11,548
1/23	$10,865	$12,130	$11,883
2/23	$10,601	$11,856	$11,590
3/23	$10,779	$12,119	$11,858
4/23	$10,756	$12,091	$11,825
5/23	$10,665	$11,986	$11,717
6/23	$10,732	$12,106	$11,840
7/23	$10,764	$12,154	$11,878
8/23	$10,621	$11,979	$11,687
9/23	$10,276	$11,628	$11,303
10/23	$10,108	$11,529	$11,198
11/23	$10,746	$12,261	$11,976
12/23	$10,988	$12,546	$12,264
1/24	$10,984	$12,482	$12,185
2/24	$10,993	$12,498	$12,203
3/24	$11,016	$12,497	$12,205
4/24	$10,916	$12,343	$12,050
5/24	$10,898	$12,307	$12,010
6/24	$11,049	$12,495	$12,205
7/24	$11,117	$12,609	$12,308
8/24	$11,361	$12,708	$12,395

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C	5.33%	(0.26)%	1.28%
Class C with 1% Maximum Deferred Sales Charge	4.33%	(0.26)%	1.28%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Virginia Municipal Bond Index	6.05%	0.89%	2.17%

AssetsNet	$ 60,961,725
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 162,441
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,961,725
# of Portfolio Holdings	65
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$162,441

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Electric Utilities	4.1%
Bond Bank	4.7%
Lease Rev./Cert. of Participation	5.3%
Education	7.2%
Senior Living/Life Care	7.3%
Housing	9.1%
Water and Sewer	12.9%
General Obligations	13.3%
Transportation	14.1%
Hospital	16.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063953
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class I
Trading Symbol	EVAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position in bonds rated BBB and below helped Index-relative returns as lower-rated bonds generally outperformed higher-rated bonds

↑ Security selections and an overweight position in the health care sector, which outperformed the Index, contributed to Index-relative returns

↑ An overweight position in 4% coupon bonds, which typically have longer durations than higher-coupon bonds, contributed to Index-relative returns as interest rates generally declined and bond prices rose during the period

↓ An overweight position in the water and sewer sector, which underperformed the Index during the period, detracted from Index-relative returns

↓ Security selections in the housing sector detracted from Index-relative returns during the period

↓ An overweight position in bonds with 2-4 years remaining to maturity detracted from Index-relative returns as shorter-maturity bonds generally underperformed longer-maturity bonds during the period

Performance Past Does Not Indicate Future [Text]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/14	$1,000,000	$1,000,000	$1,000,000
9/14	$1,006,944	$1,001,017	$1,000,393
10/14	$1,010,176	$1,007,880	$1,007,468
11/14	$1,006,109	$1,009,624	$1,008,653
12/14	$1,009,436	$1,014,718	$1,012,778
1/15	$1,020,298	$1,032,703	$1,029,299
2/15	$1,016,082	$1,022,050	$1,019,357
3/15	$1,019,459	$1,025,002	$1,023,054
4/15	$1,016,614	$1,019,624	$1,018,726
5/15	$1,014,930	$1,016,807	$1,016,533
6/15	$1,013,281	$1,015,880	$1,016,234
7/15	$1,016,726	$1,023,239	$1,022,479
8/15	$1,018,892	$1,025,248	$1,025,311
9/15	$1,025,005	$1,032,675	$1,032,424
10/15	$1,029,738	$1,036,780	$1,036,422
11/15	$1,035,756	$1,040,903	$1,039,437
12/15	$1,045,674	$1,048,216	$1,045,172
1/16	$1,058,225	$1,060,723	$1,057,665
2/16	$1,060,421	$1,062,391	$1,060,347
3/16	$1,062,543	$1,065,756	$1,062,897
4/16	$1,072,463	$1,073,593	$1,069,903
5/16	$1,076,010	$1,076,497	$1,071,626
6/16	$1,093,712	$1,093,622	$1,087,079
7/16	$1,093,025	$1,094,290	$1,087,573
8/16	$1,094,953	$1,095,766	$1,087,888
9/16	$1,091,639	$1,090,297	$1,084,222
10/16	$1,085,613	$1,078,859	$1,073,808
11/16	$1,058,252	$1,038,623	$1,034,856
12/16	$1,065,591	$1,050,816	$1,047,750
1/17	$1,070,935	$1,057,744	$1,055,194
2/17	$1,076,923	$1,065,088	$1,061,916
3/17	$1,078,816	$1,067,401	$1,063,895
4/17	$1,086,139	$1,075,146	$1,072,262
5/17	$1,096,163	$1,092,209	$1,087,302
6/17	$1,093,936	$1,088,292	$1,083,933
7/17	$1,098,519	$1,097,097	$1,091,195
8/17	$1,104,517	$1,105,446	$1,098,386
9/17	$1,098,537	$1,099,825	$1,091,234
10/17	$1,094,005	$1,102,510	$1,092,087
11/17	$1,086,722	$1,096,607	$1,083,808
12/17	$1,092,058	$1,108,068	$1,096,933
1/18	$1,084,371	$1,095,023	$1,084,669
2/18	$1,082,484	$1,091,751	$1,081,077
3/18	$1,086,176	$1,095,781	$1,085,336
4/18	$1,083,692	$1,091,870	$1,080,907
5/18	$1,095,302	$1,104,374	$1,092,812
6/18	$1,098,510	$1,105,316	$1,093,710
7/18	$1,101,464	$1,107,998	$1,095,782
8/18	$1,104,869	$1,110,844	$1,098,284
9/18	$1,099,419	$1,103,652	$1,091,410
10/18	$1,093,863	$1,096,856	$1,085,800
11/18	$1,102,717	$1,108,996	$1,097,514
12/18	$1,112,837	$1,122,274	$1,110,219
1/19	$1,122,995	$1,130,758	$1,119,125
2/19	$1,128,918	$1,136,812	$1,124,876
3/19	$1,140,631	$1,154,783	$1,140,312
4/19	$1,143,713	$1,159,123	$1,143,046
5/19	$1,156,857	$1,175,103	$1,157,090
6/19	$1,161,201	$1,179,442	$1,161,331
7/19	$1,169,850	$1,188,947	$1,170,990
8/19	$1,187,285	$1,207,701	$1,185,950
9/19	$1,178,205	$1,198,020	$1,177,253
10/19	$1,179,367	$1,200,167	$1,179,902
11/19	$1,179,174	$1,203,169	$1,183,179
12/19	$1,183,654	$1,206,842	$1,185,957
1/20	$1,204,365	$1,228,525	$1,204,267
2/20	$1,217,736	$1,244,367	$1,216,204
3/20	$1,177,190	$1,199,230	$1,183,619
4/20	$1,165,163	$1,184,180	$1,176,382
5/20	$1,202,687	$1,221,850	$1,213,163
6/20	$1,211,684	$1,231,906	$1,218,285
7/20	$1,229,653	$1,252,655	$1,235,328
8/20	$1,224,912	$1,246,777	$1,231,472
9/20	$1,225,973	$1,247,042	$1,232,335
10/20	$1,223,975	$1,243,296	$1,227,924
11/20	$1,241,855	$1,262,058	$1,243,273
12/20	$1,249,009	$1,269,746	$1,247,458
1/21	$1,254,532	$1,277,837	$1,253,959
2/21	$1,237,247	$1,257,534	$1,236,569
3/21	$1,239,452	$1,265,290	$1,242,211
4/21	$1,249,503	$1,275,903	$1,250,635
5/21	$1,253,369	$1,279,709	$1,252,692
6/21	$1,255,670	$1,283,223	$1,255,888
7/21	$1,264,089	$1,293,866	$1,265,051
8/21	$1,261,670	$1,289,118	$1,260,407
9/21	$1,251,516	$1,279,814	$1,253,047
10/21	$1,247,522	$1,276,072	$1,250,458
11/21	$1,256,046	$1,286,935	$1,258,630
12/21	$1,256,820	$1,289,012	$1,260,475
1/22	$1,224,673	$1,253,728	$1,230,067
2/22	$1,217,695	$1,249,236	$1,226,244
3/22	$1,183,913	$1,208,739	$1,187,625
4/22	$1,150,130	$1,175,306	$1,154,726
5/22	$1,161,969	$1,192,765	$1,171,781
6/22	$1,147,006	$1,173,230	$1,152,312
7/22	$1,173,287	$1,204,229	$1,183,026
8/22	$1,147,045	$1,177,836	$1,156,282
9/22	$1,106,639	$1,132,630	$1,107,508
10/22	$1,099,539	$1,123,211	$1,100,206
11/22	$1,145,267	$1,175,747	$1,152,145
12/22	$1,146,191	$1,179,113	$1,154,800
1/23	$1,176,080	$1,212,983	$1,188,314
2/23	$1,148,272	$1,185,555	$1,159,027
3/23	$1,168,730	$1,211,860	$1,185,761
4/23	$1,166,701	$1,209,092	$1,182,527
5/23	$1,156,532	$1,198,614	$1,171,655
6/23	$1,166,834	$1,210,621	$1,184,048
7/23	$1,169,793	$1,215,410	$1,187,811
8/23	$1,154,929	$1,197,913	$1,168,705
9/23	$1,118,963	$1,162,804	$1,130,254
10/23	$1,100,987	$1,152,908	$1,119,807
11/23	$1,171,959	$1,226,096	$1,197,598
12/23	$1,200,162	$1,254,593	$1,226,435
1/24	$1,200,303	$1,248,186	$1,218,460
2/24	$1,202,089	$1,249,789	$1,220,305
3/24	$1,205,589	$1,249,749	$1,220,478
4/24	$1,195,751	$1,234,271	$1,205,000
5/24	$1,194,237	$1,230,651	$1,201,040
6/24	$1,211,486	$1,249,514	$1,220,484
7/24	$1,220,434	$1,260,903	$1,230,787
8/24	$1,229,658	$1,270,847	$1,239,467

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	6.47%	0.70%	2.09%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.42%
Bloomberg Virginia Municipal Bond Index	6.05%	0.89%	2.17%

AssetsNet	$ 60,961,725
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 162,441
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,961,725
# of Portfolio Holdings	65
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$162,441

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Electric Utilities	4.1%
Bond Bank	4.7%
Lease Rev./Cert. of Participation	5.3%
Education	7.2%
Senior Living/Life Care	7.3%
Housing	9.1%
Water and Sewer	12.9%
General Obligations	13.3%
Transportation	14.1%
Hospital	16.6%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122